UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Australia — 3.1%
Aditya Birla Minerals	23,081	$38
Alumina(A)	1,242,585	2,807
Amcor	90,823	700
AMP	22,520	118
Atlas Iron*	1,676,348	6,694
Australia & New Zealand Banking Group	43,538	1,025
Australian Stock Exchange	11,235	366
Beach Energy(A)	520,405	510
Bendigo and Adelaide Bank	51,793	491
BHP Billiton	164,540	7,716
Boral	10,177	48
Brambles	62,349	482
Caltex Australia	174,610	2,198
Centamin Egypt*	302,200	607
Coca-Cola Amatil	5,384	66
Cochlear	2,447	189
Commonwealth Bank of Australia	31,852	1,783
Crown	29,947	286
CSL	63,005	2,230
Echo Entertainment Group*	57,373	252
Fortescue Metals Group	441,846	3,004
GrainCorp	26,400	235
Iluka Resources	33,813	607
Incitec Pivot	241,592	998
Leighton Holdings	9,533	213
Lend Lease(A)	43,358	416
Lynas*	99,889	212
National Australia Bank(A)	75,790	2,079
Newcrest Mining	248,367	10,027
Orica	12,406	358
OZ Minerals	33,287	470
Paladin Energy*	11,131	30
Qantas Airways	98,345	194
QBE Insurance Group	6,494	120
QR National*(A)	254,217	920
Ramsay Health Care	16,729	326
Rio Tinto(A)	62,461	5,550
Santos	226,903	3,289
Sonic Healthcare	17,373	239
Suncorp-Metway	33,282	290
TABCORP Holdings	57,373	202
Tattersalls Group	79,684	205
Thorn Group	43,500	88
Transurban Group(A)	165,827	929
Washington H Soul Pattinson	6,014	84
Wesfarmers	48,539	1,658
Westfield Group(B)	31,909	296
Westpac Banking	28,352	676
Woolworths	34,216	1,017
WorleyParsons	8,754	265

		63,603

Austria — 0.3%
Erste Group Bank	8,800	461
IMMOFINANZ*	88,810	379
Oesterreichische Post	4,748	153
OMV	4,693	205

Description	Shares	Market Value ($ Thousands)

Raiffeisen International Bank Holding	2,769	$143
Telekom Austria	10,126	129
Vienna Insurance Group	59,460	3,267
Voestalpine	12,017	663

		5,400

Belgium — 1.4%
Bekaert	6,607	503
Belgacom	170,077	6,065
Colruyt	75,135	3,758
Delhaize Group	29,690	2,226
Groupe Bruxelles Lambert	6,364	566
InBev	194,190	11,262
KBC Groep	16,377	643
Mobistar	3,749	285
Solvay	2,701	417
Telenet Group Holding	44,386	2,111
UCB	1,767	79
Umicore	13,814	753

		28,668

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	64,200	1,988

Brazil — 1.4%
Anhanguera Educacional Participacoes	231,950	4,923
Banco Santander Brasil ADR	254,100	2,976
Brasil Telecom ADR	94,034	2,695
Centrais Eletricas Brasileiras ADR	262,657	3,546
HRT Participacoes em Petroleo*	2,300	2,068
Petroleo Brasileiro ADR	199,328	6,749
Porto Seguro	244,300	3,786
Telecomunicacoes de Sao Paulo ADR	26,564	789
Vale ADR, Cl B	38,991	1,246

		28,778

Canada — 3.8%
Barrick Gold	178,257	8,073
Bird Construction	3,501	42
Cameco	131,977	3,478
Cenovus Energy	98,500	3,715
Crescent Point Energy(A)	52,300	2,415
Domtar	27,532	2,608
FirstService*	2,000	69
Genworth MI Canada	5,500	145
Goldcorp	72,200	3,490
IGM Financial	16,200	848
Kinross Gold	353,331	5,583
Magna International, Cl A	39,800	2,151
New Gold*	182,500	1,882
Nexen	194,345	4,373
Niko Resources	98,785	6,163
Onex	45,800	1,773
Peyto Exploration & Development	124,300	2,769
Potash Saskatchewan	66,800	3,812
Precision Drilling*	129,400	1,857
QLT*	8,100	58
Research In Motion*	47,007	1,356

1	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Rogers Communications, Cl B	4,300	$170
Saputo	4,500	217
Silver Wheaton(A)	99,500	3,282
Suncor Energy	186,860	7,316
TELUS, Cl A	1	—
Toronto-Dominion Bank	65,917	5,586
Transcontinental, Cl A	5,100	77
Valener	5,300	89
Vermilion Energy(A)	52,600	2,780
West Fraser Timber	3,100	169

		76,346

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	60,500	3,916

China — 0.8%
Bank of China	6,210,200	3,025
China Vanke, Cl B	1,371,000	1,846
Guangshen Railway (A)	2,362,000	989
Huaneng Power International	4,828,000	2,538
Ping An Insurance Group of China (A)	640,000	6,609

		15,007

Denmark — 1.2%
AP Moller - Maersk, Cl A	92	761
AP Moller - Maersk, Cl B	485	4,182
Carlsberg, Cl B	1,600	174
Coloplast, Cl B	2,323	353
Danske Bank	14,328	265
Jyske Bank*	95,182	3,758
Novo Nordisk, Cl B	79,842	10,018
Novozymes, Cl B	988	161
TDC	6,203	56
TrygVesta	73,525	4,240

		23,968

Finland — 1.1%
Elisa, Cl A	2,330	50
Fortum	32,618	944
Kesko, Cl B	3,775	176
Kone, Cl B	2,088	131
Metso	120,847	6,863
Nokia	426,814	2,766
Nokia ADR(A)	554,270	3,559
Nokian Renkaat	10,883	546
Orion, Cl B	6,544	169
Stora Enso, Cl R	470,807	4,939
UPM-Kymmene	78,343	1,432
Wartsila, Cl B	14,670	495

		22,070

France — 10.6%
Accor	31,918	1,427
Air France-KLM	36,559	561
Air Liquide	26,680	3,823
Alcatel-Lucent*	1,271,360	7,351
Alstom	5,112	315
Areva	44,100	1,644

Description	Shares	Market Value ($ Thousands)

Arkema	31,013	$3,192
AXA	699,942	15,902
BNP Paribas	271,542	20,956
Bouygues	10,018	440
Bureau Veritas	2,678	226
Carrefour(A)	89,559	3,677
Christian Dior	8,086	1,272
Cie de Saint-Gobain(A)	12,318	798
CNP Assurances	168,462	3,672
Compagnie Generale de Geophysique*	25,077	924
Credit Agricole	78,217	1,176
Dassault Systemes	128	11
Edenred	15,110	461
Electricite de France	65,976	2,593
Eutelsat Communications	122,768	5,518
France Telecom	51,566	1,096
GDF Suez	227,616	8,328
Gecina(B)	499	70
Groupe Danone	10,531	786
Groupe Eurotunnel	2,457	27
ICADE(B)	644	79
Iliad(A)	264	35
Lafarge(A)	11,774	750
Lagardere SCA	5,531	234
Legrand	177,454	7,473
L’Oreal	7,063	917
LVMH Moet Hennessy Louis
Vuitton	69,504	12,506
Metropole Television	14,578	337
Michelin, Cl B(A)	22,075	2,158
Natixis	92,978	466
Neopost	3,856	331
PagesJaunes Groupe(A)	22,299	201
Pernod-Ricard(A)	3,999	394
Peugeot	71,932	3,219
PPR	3,590	639
Renault	4,576	271
Safran	188,101	8,032
Sanofi-Aventis	329,133	26,455
Schneider Electric	87,787	14,662
SCOR	7,903	225
SES	12,383	348
Societe Generale(A)	64,098	3,803
Societe Television Francaise	10,722	195
Sodexho Alliance	84,811	6,647
Technip	61,450	6,587
Thales	85,929	3,705
Total	123,005	7,112
Unibail(B)	1,660	384
Veolia Environnement	214,205	6,040
Vinci	128,508	8,230
Vivendi	193,043	5,367
Wendel	1,813	223

		214,271

Germany — 7.0%
Adidas	910	72
Allianz	22,155	3,094
Axel Springer	7,731	382
BASF	91,313	8,946
Bayer	75,022	6,030

SEI Institutional International Trust / Quarterly Report / June 30, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Bayerische Motoren Werke	105,488	$10,524
Brenntag	46,552	5,410
Commerzbank	92,406	398
Continental	2,153	226
DaimlerChrysler	22,868	1,721
Deutsche Bank	39,419	2,329
Deutsche Boerse(A)	80,094	6,085
Deutsche Lufthansa	175,399	3,821
Deutsche Post	387,997	7,454
Deutsche Telekom	275,800	4,325
E.ON	68,625	1,949
Fraport Frankfurt Airport Services Worldwide	4,928	396
Fresenius	3,401	355
Fresenius Medical Care	87,642	6,550
GEA Group	177,193	6,342
HeidelbergCement	55,123	3,518
Henkel KGaA	8,190	469
Hochtief	2,637	220
Infineon Technologies(A)	136,510	1,534
K+S	5,784	444
Kabel Deutschland Holding*	11,077	681
Lanxess	6,721	552
Linde	90,893	15,932
MAN(A)	5,770	769
Merck KGaA	18,978	2,062
Metro	6,673	404
Muenchener Rueckversicherungs	51,482	7,871
RWE	11,672	647
SAP	127,452	7,715
SAP ADR(A)	59,400	3,603
Siemens	104,454	14,342
Suedzucker	42,109	1,496
ThyssenKrupp	21,220	1,102
TUI	1,479	16
Volkswagen	8,443	1,551
Wacker Chemie	176	38

		141,375

Greece — 0.3%
Hellenic Telecommunications Organization	39,130	365
OPAP	396,415	6,178

		6,543

Guernsey — 0.0%
Resolution	63,351	299

Hong Kong — 2.3%
AIA Group*	142,600	494
Asia Standard International Group	206,000	47
ASM Pacific Technology	20,900	286
Bank of East Asia	14,300	59
BOC Hong Kong Holdings	697,000	2,024
Cathay Pacific Airways	218,600	506
Chaoda Modern Agriculture(A)	1,394,000	606
Cheung Kong Holdings	85,000	1,243
Cheung Kong Infrastructure Holdings	73,700	383
China Mobile	146,000	1,351
China Mobile ADR	72,200	3,378

Description	Shares	Market Value ($ Thousands)

CLP Holdings	449,400	$3,982
DMX Technologies Group*	194,000	55
Esprit Holdings	225,000	700
First Pacific	678,000	606
Galaxy Entertainment Group*(A)	94,000	201
Get Nice Holdings	1,558,000	102
Hang Lung Group	21,500	136
Hang Lung Properties	9,000	37
Hang Seng Bank	37,900	605
Henderson Land Development	48,000	309
Hong Kong Exchanges and Clearing	43,000	901
HongKong Electric Holdings	6,500	49
Hongkong Land Holdings	294,000	2,093
Hutchison Telecommunications Hong Kong Holdings	802,000	247
Hutchison Whampoa	363,500	3,924
Hysan Development	88,300	436
Jardine Strategic Holdings	223,535	6,840
Li & Fung	473,600	943
MTR	73,000	259
New World Development	221,000	334
Nine Dragons Paper Holdings	3,859,000	3,358
Orient Overseas International	25,300	163
PCCW	443,000	191
RCG Holdings*	39,556	5
Shangri-La Asia	152,900	374
SJM Holdings	271,800	643
Sun Hung Kai Properties	39,000	568
Swire Pacific, Cl A	134,700	1,979
Wharf Holdings	54,800	381
Wheelock	23,600	95
Wing Hang Bank	27,600	302
Wynn Macau	60,000	196
Yue Yuen Industrial Holdings	1,758,500	5,582

		46,973

Indonesia — 0.1%
Telekomunikasi Indonesia ADR	54,596	1,884

Ireland — 0.5%
CRH	16,914	375
Elan*	11,160	129
Experian	455,776	5,806
Ryanair Holdings ADR	5,900	173
Smurfit Kappa Group*	261,595	3,120

		9,603

Israel — 0.5%
Bank Hapoalim*	15,701	78
Bank Leumi Le-Israel	33,954	160
Bezeq Israeli Telecommunication	190,802	481
Cellcom Israel	8,879	246
Check Point Software Technologies*	100,865	5,734
Israel	474	515
Israel Chemicals	92,487	1,468
NICE Systems*	6,574	237
Partner Communications	13,175	199
Teva Pharmaceutical Industries	24,500	1,178

		10,296

3	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Italy — 2.3%
Assicurazioni Generali	20,404	$430
Atlantia	10,340	220
Banca Monte dei Paschi di Siena(A)	326,877	248
Banco Popolare Scarl	93,885	216
Enel	817,159	5,336
Engineering Ingegneria Informatica	2,148	73
ENI	70,063	1,657
Exor	10,324	323
Fiat	160,833	1,765
Fiat Industrial*	116,284	1,500
Finmeccanica	22,267	269
Intesa Sanpaolo(A)	3,381,633	8,752
Mediaset	56,566	266
Mediobanca	10,137	103
Parmalat	84,739	319
Pirelli & C	4,554	49
Prada*	680,400	4,105
Saipem	22,868	1,180
Snam Rete Gas	719,590	4,261
Telecom Italia	7,040,529	8,284
Terna Rete Elettrica Nazionale	10,437	49
UniCredito Italiano	2,946,218	6,236
Unione di Banche Italiane(A)	30,237	170

		45,811

Japan — 17.4%
Aeon	285,500	3,422
Aeon Mall	2,400	58
Aica Kogyo	3,200	44
Aisin Seiki	15,800	606
Ajinomoto	17,700	209
Alfresa Holdings	5,900	228
All Nippon Airways	149,400	485
Alpen	5,700	92
Arc Land Sakamoto	7,300	116
Arnest One	6,600	67
Asahi Breweries	10,200	204
Asahi Glass	68,000	788
Asahi Kasei	28,600	191
Asics	25,300	375
Astellas Pharma	17,000	656
Autobacs Seven	2,500	105
Bank of Kyoto	3,800	35
Bank of the Ryukyus	4,900	62
Bank of Yokohama	36,000	179
Belluna	6,800	44
Benesse	2,400	103
Best Bridal	65	55
Bic Camera	401	214
Bridgestone	7,500	171
Brother Industries	211,400	3,102
Calsonic Kansei	67,000	401
Canon	35,400	1,670
Capcom	6,600	151
Central Japan Railway	477	3,733
Century Tokyo Leasing	33,200	594
Chiba Bank	23,000	143
Chubu Electric Power	14,000	272

Description	Shares	Market Value ($ Thousands)

Chuetsu Pulp & Paper	18,000	$30
Chugai Pharmaceutical	10,100	165
Coca-Cola West	311,800	5,946
Cosmo Oil	187,100	528
Credit Saison	8,200	137
Dai Nippon Printing	720,000	8,051
Daicel Chemical Industries	190,000	1,247
Daido Steel	24,900	165
Daihatsu Motor	35,800	605
Dai-ichi Life Insurance	170	236
Daiichi Sankyo	135,600	2,634
Daiichikosho	3,500	56
Daikin Industries	5,200	183
Dainippon Sumitomo Pharma	26,400	249
Daito Trust Construction	11,600	978
Daiwa House Industry	192,000	2,404
Daiwa Securities Group	65,500	286
Dena	17,700	757
Denso	14,800	546
Dydo Drinco	4,400	163
East Japan Railway	19,900	1,133
EDION(A)	93,800	879
Eisai	28,300	1,099
Elpida Memory*	100,500	1,170
Faith	378	46
Fanuc	63,200	10,471
Fast Retailing	1,900	305
Fuji Film Holdings	200,200	6,195
Fuji Heavy Industries	75,500	581
Fuji Soft	4,100	60
Fujishoji	42	39
Fujitsu	62,000	352
Fukuoka Financial Group	30,000	124
Hachijuni Bank	169,000	944
Hamamatsu Photonics	8,700	373
Haseko	2,656,500	1,908
Hino Motors	315,000	1,822
HIS	4,900	120
Hitachi	892,700	5,228
Hitachi Construction Machinery	1,300	29
Hitachi Metals	700	10
Hokuriku Electric Power	11,400	217
Honda Motor	485,100	18,531
Hosiden	12,600	114
Hoya	11,800	259
IBJ Leasing	8,800	213
Idemitsu Kosan	8,600	912
IHI	441,200	1,131
Iida Home Max	34,800	302
Inpex	162	1,188
Isuzu Motors	138,100	648
IT Holdings	12,700	112
Itochu	57,500	593
Itochu-Shokuhin	1,900	67
Japan Prime Realty Investment, Cl A(B)	110	290
Japan Real Estate Investment, Cl A(B)	16	157
Japan Retail Fund Investment, Cl A(B)	335	514
Japan Steel Works	245,000	1,665
Japan Tobacco	271	1,039

SEI Institutional International Trust / Quarterly Report / June 30, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

JFE Holdings	6,400	$175
JFE Shoji Holdings	23,000	112
JGC	337,200	9,165
JS Group	19,000	487
JTEKT	207,900	3,035
Jupiter Telecommunications	6,350	7,077
Juroku Bank	16,000	50
Justsystems*	13,900	32
JVC Kenwood Holdings*	78,200	386
JX Holdings	61,700	412
Kansai Electric Power	14,500	287
Kansai Paint	4,200	38
Kao	78,300	2,046
Kawasaki Heavy Industries	120,000	474
Kawasaki Kisen Kaisha	50,000	173
KDDI	1,696	12,117
Keyence	1,100	310
Kinden	20,000	170
Kintetsu	14,000	45
Kita-Nippon Bank	1,700	38
Kobe Steel	77,700	175
Komatsu	93,400	2,888
Konami	1,900	45
K’s Holdings	48,100	2,070
Kubota	10,800	95
Kyocera	4,900	494
Lawson	2,300	120
Mabuchi Motor	130,900	6,564
Makita	113,300	5,233
Marubeni	356,800	2,350
Matsushita Electric Industrial	153,200	1,859
Mediceo Paltac Holdings	4,500	40
MEIJI Holdings	5,500	231
Melco Holdings	1,900	48
Millea Holdings	9,300	259
Miraca Holdings	9,200	371
Mitsubishi	217,300	5,381
Mitsubishi Chemical Holdings	176,100	1,239
Mitsubishi Electric	112,400	1,294
Mitsubishi Estate	23,600	411
Mitsubishi Gas Chemical	22,100	161
Mitsubishi Heavy Industries	99,000	462
Mitsubishi UFJ Financial Group	414,600	2,002
Mitsui	65,300	1,119
Mitsui Engineering & Shipbuilding	17,300	37
Mitsui Fudosan	22,700	387
Mitsui Home	8,000	40
Mitsui OSK Lines	51,000	272
Mitsui Sumitomo Insurance Group Holdings	259,400	6,026
Mitsui Trust Holdings	935,330	3,231
Mizuho Financial Group	677,800	1,108
Murata Manufacturing	20,900	1,385
Nabtesco	16,100	386
Namco Bandai Holdings	13,100	157
NEC	50,000	113
NEC Networks & System Integration	19,400	270
Nichii Gakkan	9,500	84
Nichireki	8,000	38
Nidec	2,000	184
Nintendo	23,700	4,422

Description	Shares	Market Value ($ Thousands)

Nippo	11,000	$89
Nippon Building Fund, Cl A(B)	49	477
Nippon Densetsu Kogyo	5,000	53
Nippon Electric Glass	442,700	5,624
Nippon Express	39,000	157
Nippon Paper Group	4,800	106
Nippon Sheet Glass	34,000	105
Nippon Telegraph & Telephone	89,600	4,288
Nippon Telegraph & Telephone ADR	229,400	5,547
Nippon Yusen	104,200	384
Nishimatsu Construction	78,000	114
Nissan Motor	36,400	379
Nisshin Fudosan	13,200	84
Nissin Food Products	2,600	94
Nitto Denko	27,300	1,374
NKSJ Holdings	29,000	190
NOK	3,400	58
Nomura Holdings	88,700	435
Nomura Real Estate Holdings	3,900	64
Nomura Real Estate Office Fund, Cl A(B)	46	303
Noritsu Koki	6,500	35
Noritz	4,300	79
NSK	6,700	66
NTN	4,100	23
NTT Data	52	171
NTT DoCoMo	594	1,052
Oita Bank	16,000	47
OJI Paper	24,000	114
Omron	6,300	174
Ono Pharmaceutical	9,400	500
Oriental Land	6,400	540
ORIX	12,110	1,168
Osaka Gas	26,000	98
Otsuka Holdings	13,800	364
PanaHome	9,000	58
Rakuten	308	317
Resona Holdings	70,000	328
Ricoh	13,000	143
Ricoh Leasing	6,400	142
Rinnai	900	65
Rohm	69,600	3,960
Saizeriya	20,000	379
San-In Godo Bank	18,000	128
Sankyo	53,800	2,761
Santen Pharmaceutical	4,300	174
Sapporo Hokuyo Holdings	412,300	1,715
Secom	3,900	186
Sega Sammy Holdings	141,100	2,706
Seiko Epson	2,400	41
Seino Transportation	76,000	543
Sekisui Chemical	1,002,000	8,499
Sekisui House	572,000	5,284
Sekisui Jushi	5,000	51
Seven & I Holdings	507,300	13,549
Sharp	24,000	217
Shimano	700	38
Shimizu	38,000	157
Shin-Etsu Chemical	101,100	5,377
Shinko Securities	48,000	115
Ship Healthcare Holdings	5,900	108

5	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Shiseido	325,000	$6,032
Shizuoka Bank	18,000	164
Showa Shell Sekiyu	76,500	705
SMC	37,900	6,777
Softbank	59,000	2,214
Sojitz	370,700	689
Sony	12,000	315
Sony Financial Holdings	508,630	9,126
SRI Sports	4,400	47
Sumitomo	164,500	2,218
Sumitomo Chemical	34,000	168
Sumitomo Electric Industries	26,900	389
Sumitomo Metal Industries	174,000	388
Sumitomo Metal Mining	10,000	163
Sumitomo Mitsui Financial Group	311,200	9,510
Sumitomo Realty & Development	21,300	472
T&D Holdings	10,250	242
Taisei	20,000	46
Taisho Pharmaceutical	2,000	45
Takeda Pharmaceutical	114,000	5,244
Tanabe Seiyaku	17,100	285
TDK	2,700	147
Teijin	117,300	513
Terumo	2,900	156
THK	1,700	43
Tochigi Bank	9,000	34
Toho Holdings	3,400	34
Tohoku Electric Power	8,600	124
Tokai	2,800	61
Tokyo Electric Power	65,200	263
Tokyo Electron	69,700	3,772
Tokyo Gas	37,000	166
Tokyo Tekko	24,000	71
Tokyu	61,000	252
Tokyu Land	49,600	209
TonenGeneral Sekiyu(A)	100,500	1,229
Toppan Printing	24,000	185
Toray Industries	50,600	371
Toshiba	120,000	627
Toshiba TEC	82,000	355
Tosoh	39,000	155
Totetsu Kogyo	9,000	86
Toyo Securities	37,000	60
Toyo Suisan Kaisha	8,000	188
Toyo Tire & Rubber	18,000	45
Toyota Auto Body	22,800	372
Toyota Motor	257,400	10,518
Toyota Motor ADR	35,768	2,948
Toyota Tsusho	62,500	1,063
Ube Industries	76,000	227
Unicharm	3,300	143
Unipres	3,300	85
Wacoal Holdings	311,704	3,871
Warabeya Nichiyo	5,200	59
Watabe Wedding	6,395	53
West Japan Railway	57,100	2,220
Xebio	3,500	79
Yahoo! Japan	1,045	357
Yamaha Motor	5,400	98
Yamato Transport	22,900	358
Yaskawa Electric	845,500	9,401
Yokohama Rubber	46,000	263

Description	Shares	Market Value ($ Thousands)

Zeon	48,000	$446

		352,804

Malaysia — 0.1%
Axiata Group	1,646,200	2,731

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.1%
Telefonos de Mexico ADR, Ser L	134,341	2,217

Netherlands — 5.2%
Aegon*	193,951	1,323
Akzo Nobel	238,916	15,068
ArcelorMittal	30,641	1,066
ASML Holding	17,329	638
Delta Lloyd	13,726	326
European Aeronautic Defence and Space	56,487	1,890
Fugro	57,549	4,148
Gemalto	88,463	4,229
Heineken	9,783	588
ING Groep*	572,942	7,052
Koninklijke Ahold	368,746	4,954
Koninklijke DSM	11,678	758
Koninklijke KPN	26,903	391
Koninklijke Philips Electronics	15,195	390
Randstad Holding	169,354	7,826
Reed Elsevier	916,410	12,297
Royal Dutch Shell, Cl A	330,980	11,762
Royal Dutch Shell, Cl B	168,515	6,017
Royal Dutch Shell ADR, Cl B	60,277	4,325
SBM Offshore	20,693	547
TNT	398,822	3,384
TNT Express*	467,923	4,852
Unilever	218,068	7,147
Wolters Kluwer	198,349	4,394

		105,372

New Zealand — 0.5%
Fletcher Building	7,411	53
Mainfreight	4,933	41
Telecom of New Zealand	5,119,868	10,381

		10,475

Norway — 1.1%
Aker Solutions	105,598	2,126
DnB	699,693	9,807
Gjensidige Forsikring	3,675	45
Norsk Hydro	15,478	119
Seadrill	44,480	1,574
Statoil	339,217	8,636
Telenor	11,999	198
Yara International	9,496	537

		23,042

SEI Institutional International Trust / Quarterly Report / June 30, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Poland — 0.1%
KGHM Polska Miedz	36,441	$2,615

Portugal — 0.1%
Energias de Portugal	55,870	198
Galp Energia, Cl B	3,738	89
Jeronimo Martins	35,455	681
Portugal Telecom (A)	54,802	543

		1,511

Russia — 0.1%
OAO Gazprom ADR	121,940	1,774
Polyus Gold ADR	26,057	821
Surgutneftegas ADR	8,414	83

		2,678

Singapore — 1.6%
City Developments	8,400	71
ComfortDelgro	39,000	46
DBS Group Holdings	367,000	4,383
Fraser and Neave	59,800	282
Golden Agri-Resources	722,000	400
GuocoLeisure	296,000	166
Jardine Cycle & Carriage	9,200	322
Keppel	110,110	994
Keppel Land	30,200	89
Oversea-Chinese Banking(A)	503,500	3,839
SembCorp Industries	58,600	238
SembCorp Marine	953,100	4,115
Singapore Airlines	504,000	5,822
Singapore Exchange	10,500	64
Singapore Land	23,000	133
Singapore Press Holdings	160,400	510
Singapore Technologies Engineering	33,100	81
Singapore Telecommunications	295,000	759
Transpac Industrial Holdings	36,000	58
United Overseas Bank	372,000	5,964
UOL Group	35,600	145
Wilmar International	87,000	384
Yangzijiang Shipbuilding Holdings(A)	2,249,300	2,675

		31,540

South Africa — 0.8%
AngloGold Ashanti	38,800	1,634
AngloGold Ashanti ADR	100,921	4,248
Gold Fields	345,849	5,060
Impala Platinum Holdings	38,000	1,021
MTN Group	238,037	5,053

		17,016

South Korea — 2.8%
Asia Cement	980	45
Hyundai Heavy Industries	14,989	6,226
Hyundai Mobis	23,459	8,789
Hyundai Motor	9,915	2,201
Kia Motors	26,116	1,768
Korea Electric Power ADR	205,475	2,727
KT&G	146,039	9,083

Description	Shares	Market Value ($ Thousands)

Samsung Electronics	12,446	$9,629
Shinhan Financial Group	184,272	8,785
SK Telecom ADR	426,697	7,979

		57,232

Spain — 1.8%
Abertis Infraestructuras(A)	18,213	407
Acciona	605	64
ACS Actividades de Construccion y Servicios(A)	4,258	201
Amadeus IT Holding, Cl A*	5,678	118
Banco Bilbao Vizcaya Argentaria(A)	75,065	880
Banco Popular Espanol	167,700	944
Banco Santander Central Hispano	554,384	6,400
Caja de Ahorros del Mediterraneo	12,489	84
Criteria Caixacorp(A)	157,569	1,099
Enagas(A)	313,989	7,607
Endesa(A)	8,158	272
Ferrovial(A)	121,198	1,531
Fomento de Construcciones y Contratas	10,686	326
Gas Natural	19,818	415
Grifols(A)	15,584	313
Iberdrola	117,488	1,045
Iberdrola Renovables	11,959	53
Inditex	13,569	1,236
Indra Sistemas(A)	140,300	2,895
Red Electrica	5,230	316
Repsol(A)	70,727	2,455
Tecnicas Reunidas	88,459	4,537
Telefonica	115,440	2,822

		36,020

Sweden — 1.7%
Alfa Laval	20,643	446
Assa Abloy, Cl B	7,834	211
Atlas Copco, Cl A	66,004	1,742
Atlas Copco, Cl B	68,882	1,625
Boliden	20,390	377
Elekta, Cl B	56,555	2,685
Hennes & Mauritz, Cl B	36,293	1,254
Hexagon, Cl B	262,372	6,478
Holmen, Cl B	7,149	223
Industrivarden, Cl C	73,977	1,228
Kinnevik Investment, Cl B	1,572	35
Millicom International Cellular	531	56
Nordea Bank	193,838	2,089
Ratos, Cl B	2,369	46
Sandvik	41,137	723
Scania, Cl B	25,140	585
Skandinaviska Enskilda Banken, Cl A	634,794	5,201
SKF, Cl B	25,651	744
Svenska Cellulosa, Cl B	28,350	400
Svenska Handelsbanken, Cl A	7,281	225
Swedbank, Cl A	109,947	1,852
Swedish Match	21,412	720
Tele2, Cl B	27,782	550
Telefonaktiebolaget LM Ericsson, Cl B	182,542	2,638

7	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Volvo, Cl B	93,206	$1,632

		33,765

Switzerland — 8.3%
ABB	23,237	602
Actelion	14,144	696
Aryzta	493	26
Baloise Holding	3,769	388
Clariant	120,850	2,306
Compagnie Financiere Richemont	65,539	4,285
Credit Suisse Group	135,596	5,266
Daetwyler Holding	463	40
Elektrizitaets-Gesellschaft Laufenburg	56	56
Geberit	1,238	293
Givaudan	14,312	15,119
Glencore International*	15,637	123
Helvetia Holding	415	177
Holcim	6,330	477
Julius Baer Group	185,187	6,520
Kuehne & Nagel International	886	134
Lindt & Spruengli	120	573
Nestle	244,831	15,193
Nobel Biocare Holding	388,165	7,902
Novartis	566,606	34,656
Pargesa Holding	2,978	276
Roche Holding	103,471	17,290
Schindler Holding	3,279	398
SGS	3,675	6,966
Sika	1,412	3,399
STMicroelectronics	146,315	1,457
Straumann Holding	446	107
Sulzer	49,246	8,001
Swatch Group	10,442	2,708
Swiss Life Holding	4,090	670
Swiss Re	8,945	502
Swisscom	3,900	1,786
Syngenta	3,182	1,073
Transocean	9,594	623
UBS	728,758	13,276
Xstrata	384,620	8,469
Zurich Financial Services	24,019	6,065

		167,898

Taiwan — 0.1%
United Microelectronics ADR(A)	691,541	1,770

United Kingdom — 15.5%
3i Group	10,342	47
Acergy	142,390	3,662
Admiral Group	12,292	328
AMEC	54,791	957
Amlin	768,349	5,009
Anglo American	8,269	410
Antofagasta	45,993	1,029
ARM Holdings	217,546	2,054
Associated British Foods	5,532	96
AstraZeneca	258,885	12,918
Aviva	1,257,126	8,860
BAE Systems	606,792	3,103
Balfour Beatty	777,197	3,849

Description	Shares	Market Value ($ Thousands)

Barclays	1,723,644	$7,097
BG Group	618,416	14,039
BHP Billiton	75,601	2,976
BP	1,318,923	9,712
BP ADR	27,419	1,214
British American Tobacco	307,180	13,468
British Land(B)	53,517	523
British Sky Broadcasting Group	127,343	1,731
BT Group, Cl A	839,846	2,717
Bunzl	346,231	4,336
Burberry Group	58,596	1,364
Cairn Energy*	99,008	659
Capita Group	428,400	4,921
Capital Shopping Centres Group(B)	11,152	72
Carnival	5,482	212
Centrica	254,655	1,322
Compass Group	48,527	468
Davis Service Group	44,500	389
Diageo	474,172	9,691
Essar Energy*	13,158	86
Eurasian Natural Resources	253,210	3,177
Fresnillo	9,713	219
GlaxoSmithKline	637,508	13,653
Hammerson(B)	50,659	392
Home Retail Group	1,385,998	3,643
HSBC Holdings	1,156,655	11,466
ICAP	94,087	714
Imperial Tobacco Group	134,917	4,486
Informa	603,913	4,189
Intercontinental Hotels Group	2,510	51
Intermediate Capital Group	10,719	56
International Consolidated Airlines Group*	38,421	156
International Power	102,932	532
Intertek Group	702	22
ITV*	655,989	753
J Sainsbury	43,551	230
Johnson Matthey	1,119	35
Kingfisher	2,348,606	10,075
Land Securities Group(B)	54,282	743
Legal & General Group	465,914	884
Lloyds Banking Group*	2,637,064	2,074
London Stock Exchange Group	26,955	459
Man Group	60,513	230
Marks & Spencer Group	61,105	355
Michael Page International	429,880	3,692
National Grid	95,805	942
Old Mutual	120,000	257
Pearson	26,826	506
Petrofac	160,660	3,905
Prudential	552,680	6,389
Reckitt Benckiser Group	12,401	685
Reed Elsevier	511,484	4,648
Rexam	956,530	5,878
Rio Tinto	266,472	19,211
Rio Tinto ADR	60,100	4,346
Rolls-Royce Holdings	1,802,014	18,660
Royal Bank of Scotland Group*	4,162,020	2,570
SABMiller	33,750	1,231
Sage Group	1,235,247	5,729
Schroders	32,926	818

SEI Institutional International Trust / Quarterly Report / June 30, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Scottish & Southern Energy	30,890	$691
Severn Trent	39,903	943
Shire	61,604	1,924
Smith & Nephew	13,615	145
Smiths Group	32,066	618
Standard Chartered	26,542	698
Standard Life	35,704	121
Tesco	1,121,896	7,241
Travis Perkins	1,063	17
TUI Travel	26,786	96
Tullow Oil	198,210	3,946
Unilever	42,156	1,358
United Utilities Group	722,613	6,949
Vodafone Group	9,601,959	25,482
Weir Group	14,589	498
Whitbread	8,968	233
Willis Group Holdings	118,000	4,851
Wolseley	19,488	636
WPP	76,214	954

		314,781

United States — 0.5%
Advance America Cash Advance Centers	24,598	170
Calamos Asset Management, Cl A	12,204	177
Capital One Financial	60,998	3,152
Cash America International	742	43
ConocoPhillips	28,959	2,177
Eli Lilly	12,683	476
Five Star Quality Care*	7,156	42
Newmont Mining	52,000	2,806
Providence Service*	3,464	44
Synthes	5,448	957
Tyson Foods, Cl A	2,543	49

		10,093

Total Common Stock (Cost $1,746,603) ($ Thousands)		1,920,359

PREFERRED STOCK — 0.3%

Germany — 0.3%
Bayerische Motoren Werke	12,391	787
Draegerwerk	2,624	293
Henkel	9,448	656
Porsche(A)	10,930	867
ProSiebenSat.1 Media(A)	6,903	196
RWE(A)	5,062	258
Volkswagen	19,340	3,991

Total Preferred Stock (Cost $5,211) ($ Thousands)		7,048

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)
	Number Of Rights

RIGHTS — 0.0%

Spain — 0.0%
Banco Popular Espanol, Expires 07/11/11 (A)	168	$12
CaixaBank, Expires 07/15/11 (A)	158	12

Total Rights (Cost $0) ($ Thousands)		24

	Number Of Warrants

WARRANT — 0.2%

India — 0.2%
Shriram Transport Finance, Expires 09/24/14 * (F)	278,164	3,820

Total Warrant (Cost $3,532) ($ Thousands)		3,820

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (C)(D) 0.064%, 12/15/11	$4,246	4,244

Total U.S. Treasury Obligation (Cost $4,245) ($ Thousands)		4,244

AFFILIATED PARTNERSHIP — 3.5%

United States — 3.5%
SEI Liquidity Fund, L.P. 0.140%** † (E)	73,084,222	71,368

Total Affiliated Partnership (Cost $73,084) ($ Thousands)		71,368

CASH EQUIVALENT — 2.1%

United States — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% ** †	42,290,843	42,291

Total Cash Equivalent (Cost $42,291) ($ Thousands)		42,291

Total Investments — 101.1% (Cost $1,874,966) ($ Thousands)‡		$2,049,154

9	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	406	Sep-2011	$385
FTSE 100 Index	135	Sep-2011	263
Hang Seng Index	13	Jul-2011	21
Nikkei 225 Index	13	Sep-2011	27
SPI 200 Index	38	Oct-2011	31
Topix Index	101	Sep-2011	462

			$1,189

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $2,026,315 ($ Thousands).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $71,000 ($ Thousands).

(B)	Real Estate Investment Trust.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $71,368 ($ Thousands).

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,874,966 ($ Thousands), and the unrealized appreciation and depreciation were $230,559 ($ Thousands) and ($56,371) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L. P. — Limited Partnership

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,920,359	$—	$—	$1,920,359
Preferred Stock	7,048	—	—	7,048
Rights	24	—	—	24
Warrant	—	3,820	—	3,820
U.S. Treasury Obligation	—	4,244	—	4,244
Affiliated Partnership	—	71,368	—	71,368
Cash Equivalent	42,291	—	—	42,291

Total Investments in Securities	$1,969,722	$79,432	$—	$2,049,154

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,189	$—	$—	$1,189

Total Other Financial Instruments	$1,189	$—	$—	$1,189

* Futures	contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2011	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($Thousands)

COMMON STOCK — 91.5%

Argentina — 0.1%
Tenaris ADR(A)	24,020	$1,098

Australia — 0.1%
Centamin Egypt*	341,200	686

Brazil — 11.2%
All America Latina Logistica	83,600	705
Amil Participacoes	84,838	984
Anhanguera Educacional
Participacoes	27,300	579
B2W Cia Global Do Varejo	34,600	423
Banco Bradesco ADR	111,134	2,277
Banco do Brasil	233,380	4,156
Banco Santander Brasil ADR(A)	260,100	3,046
BM&F Bovespa	445,470	2,943
BR Malls Participacoes	5,100	57
BR Properties	121,191	1,365
Brasil Insurance Participacoes e Administracao	804	952
Braskem ADR	24,700	718
BRF - Brasil Foods ADR	39,200	679
Centrais Eletricas Brasileiras	110,180	1,464
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,342	199
Cia de Saneamento de Minas Gerais	30,600	613
Cia Energetica de Minas Gerais ADR	23,392	483
Cia Hering	129,725	2,948
Cia Siderurgica Nacional	56,700	693
Cielo	50,282	1,246
Cosan Industria e Comercio	58,814	926
Cyrela Brazil Realty	302,367	2,888
Diagnosticos da America	304,566	4,123
EcoRodovias Infraestrutura e Logistica	120,300	1,031
Embraer ADR	10,071	310
Equatorial Energia	8,050	61
Eternit	17,051	104
Even Construtora e Incorporadora	217,739	1,105
Fibria Celulose	83,992	1,096
Fibria Celulose ADR	128,100	1,690
Fleury	62,958	920
Gafisa ADR	49,825	471
Gerdau	66,754	605
Gerdau ADR	331,917	3,492
Gol Linhas Aereas Inteligentes ADR(A)	86,552	1,052
Grendene	140,859	811
HRT Participacoes em Petroleo*	600	540
Hypermarcas	266,462	2,507
JBS*	493,300	1,683
Julio Simoes Logistica	140,566	1,035
Light	22,068	416
Localiza Rent a Car	12,800	227
Magazine Luiza*	93,500	959

Description	Shares	Market Value ($ Thousands)

Magnesita Refratarios*	328,265	$1,618
MRV Engenharia e Participacoes	333,632	2,793
OGX Petroleo e Gas Participacoes*	65,950	614
PDG Realty Empreendimentos e Participacoes	543,844	3,060
Petroleo Brasileiro	423,144	7,075
Petroleo Brasileiro ADR	181,620	6,150
Porto Seguro	113,255	1,755
QGEP Participacoes	175,100	1,803
Redecard	104,300	1,562
Santos Brasil Participacoes	36,800	660
Souza Cruz	112,090	1,413
Sul America	42,146	529
Technos*	32,999	349
Telecomunicacoes de Sao Paulo ADR	26,350	783
Telegraph Norte Leste Participacoes ADR	91,085	1,415
Tim Participacoes	86,300	490
Tim Participacoes ADR	17,384	856
Totvs	305,294	5,536
Vale	201,080	6,361
Vale ADR, Cl B	204,546	6,535

		105,939

Canada — 0.5%
First Majestic Silver*	39,300	727
Pacific Rubiales Energy	113,279	3,034
Yamana Gold	90,134	1,048

		4,809

Chile — 0.6%
Banco Santander Chile ADR(A)	7,967	747
Cia Cervecerias Unidas ADR	10,230	601
Empresa Nacional de
Telecomunicaciones	47,957	971
Enersis ADR	37,731	872
Lan Airlines ADR(A)	25,455	726
Sociedad Quimica y Minera de Chile ADR	30,294	1,961

		5,878

China — 12.0%
AAC Acoustic Technologies
Holdings	988,180	2,301
Agile Property Holdings(A)	350,000	542
Agricultural Bank of China(A)	4,418,932	2,323
Airtac International Group	93,000	743
Ajisen China Holdings	969,434	2,008
Aluminum Corp of China(A)	581,710	490
Anta Sports Products	263,000	470
Asia Cement China Holdings(A)	158,500	124
Baidu ADR*	6,744	945
Bank of China	11,724,394	5,711
Bank of Communications	2,141,770	2,051
Beijing Capital International Airport(A)	2,580,000	1,207
Boer Power Holdings	1,024,700	923
Bosideng International
Holdings(A)	2,154,000	664

1	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($Thousands)

BYD Electronic International	2,087,000	$885
Changsha Zoomlion Heavy Industry Science and Technology Development(A)	1,458,860	2,779
China Automation Group	1,329,004	931
China BlueChemical	922,701	762
China Coal Energy	950,000	1,280
China Construction Bank	7,878,188	6,530
China Dongxiang Group(A)	3,917,000	1,243
China Liansu Group Holdings(A)	1,198,200	978
China Life Insurance	482,000	1,648
China Merchants Bank	717,931	1,735
China Minsheng Banking	1,121,500	1,033
China National Materials	3,002,438	2,458
China Oilfield Services	501,513	913
China Petroleum & Chemical	1,508,000	1,517
China Petroleum & Chemical ADR(A)	25,351	2,572
China Railway Construction	1,058,000	885
China Railway Group	1,840,000	863
China Rongsheng Heavy Industry Group(A)	1,827,797	1,104
China Shenhua Energy	288,000	1,373
China Telecom	1,106,000	716
China Vanke, Cl B	881,600	1,187
China Yurun Food Group	569,735	1,604
Dongfeng Motor Group	702,120	1,326
First Tractor(A)	745,900	928
Fosun International	66,079	50
Foxconn International Holdings*(A)	2,378,000	1,045
Great Wall Motor(A)	966,500	1,590
Greentown China Holdings	76,000	73
Haitian International Holdings	155,000	201
Harbin Power Equipment(A)	204,000	233
Hidili Industry International Development(A)	3,265,366	2,824
Huaneng Power International	3,490,900	1,835
Huaneng Power International ADR	4,330	92
Industrial & Commercial Bank of China	5,158,929	3,918
Jiangling Motors, Cl B	28,600	73
Kingdee International Software Group(A)	2,966,376	1,594
Lianhua Supermarket Holdings	197,116	451
Lumena Resources(A)	1,189,300	478
Maanshan Iron & Steel(A)	820,000	379
Mindray Medical International ADR(A)	83,263	2,336
Netease.com ADR*	31,679	1,428
Noah Holdings ADR*(A)	73,151	822
Parkson Retail Group	691,902	1,012
Peak Sport Products(A)	1,138,837	801
Perfect World ADR*	43,330	813
PetroChina	2,288,119	3,346
PetroChina ADR	15,995	2,336
Ping An Insurance Group of China	236,000	2,437
Renhe Commercial Holdings(A)	10,334,000	1,992
Renren ADR*	2,000	18
Sina*	14,700	1,530
Sinopharm Group	251,800	846

Description	Shares	Market Value ($Thousands)

Sinotrans	3,044,000	$720
Sinotruk Hong Kong	186,000	130
Soho China(A)	1,304,500	1,165
SouFun Holdings ADR*(A)	37,800	781
SPG Land Holdings	147,300	59
Springland International Holdings	1,427,704	1,187
Tencent Holdings	76,504	2,077
Tingyi Cayman Islands Holding	825,512	2,551
Travelsky Technology	362,880	229
Tsingtao Brewery	146,000	843
Want Want China Holdings(A)	1,234,800	1,198
Weichai Power(A)	148,000	864
Weiqiao Textile	570,400	429
Xingda International Holdings	1,526,400	1,489
Yanzhou Coal Mining	476,000	1,811
Youku.com ADR*(A)	—	—
Zhejiang Expressway(A)	1,087,922	819
Zhuzhou CSR Times Electric	818,327	2,761
Zijin Mining Group	2,913,150	1,460

		112,878

Colombia — 0.6%
BanColombia ADR	52,722	3,518
Ecopetrol ADR(A)	30,200	1,329
Grupo de Inversiones Suramericana	51,640	1,101

		5,948

Cyprus — 0.4%
Eurasia Drilling GDR(B)	119,558	3,527

Czech Republic — 0.1%
Komercni Banka	2,696	657

Egypt — 0.2%
Commercial International Bank	280,443	1,399
Egyptian Financial Group-Hermes Holding	236,163	795

		2,194

Guernsey — 0.0%
Etalon Group GDR*(B)	56,800	403

Hong Kong — 5.6%
AIA Group*	310,474	1,075
Chaoda Modern Agriculture(A)	2,056,181	893
China High Precision Automation Group	1,491,624	1,167
China Mengniu Dairy	134,000	451
China Mobile	847,424	7,841
China Mobile ADR	45,350	2,121
China Pharmaceutical Group	1,174,000	569
China Power International Development(A)	3,729,200	944
China Resources Power Holdings	755,339	1,474
China State Construction International Holdings	3,184,584	3,225
China Unicom	1,722,835	3,472
China Unicom Hong Kong ADR	80,600	1,634
CNOOC	2,713,238	6,332

SEI Institutional International Trust / Quarterly Report / June 30, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

CNOOC ADR	4,400	$1,038
Comba Telecom Systems Holdings(A)	931,711	982
Cosco International Holdings	306,729	172
Digital China Holdings	1,098,100	1,778
GCL-Poly Energy Holdings	1,332,500	690
Geely Automobile Holdings(A)	4,496,896	1,757
Global Bio-Chemical Technology Group	3,039,300	961
GOME Electrical Appliances Holdings(A)(C)	9,253,229	3,698
Guangzhou Automobile Group, Cl H	972,415	1,187
GZI Real Estate Investment Trust(D)	345,065	178
GZI Transportation	244,000	124
Huabao International Holdings	1,184,901	1,078
Man Wah Holdings	822,000	857
NWS Holdings	553,017	741
Shanghai Industrial Holdings	161,000	592
Shenzhen Investment	1,024,000	307
Sinolink Worldwide Holdings	1,610,532	170
SJM Holdings	517,405	1,225
Sparkle Roll Group(A)	3,016,000	570
TPV Technology	1,279,890	645
Vinda International Holdings(A)	1,178,576	1,324
Xinyi Glass Holdings	1,767,070	1,751

		53,023

Hungary — 0.4%
Egis Gyogyszergyar	1,778	191
Magyar Telekom	33,134	107
MOL Hungarian Oil and Gas(A)	16,259	1,864
OTP Bank	44,568	1,452
Richter Gedeon	1,378	272

		3,886

India — 6.0%
Allahabad Bank	176,490	778
Andhra Bank	273,765	822
Apollo Tyres	32,544	57
Bajaj Holdings and Investment	8,485	138
Ballarpur Industries	1,160,200	857
Bank	14,494	171
Bank of Baroda	148,860	2,908
Bank of India	34,780	322
BEML	42,640	553
Bharat Heavy Electricals	30,785	1,412
Cadila Healthcare	55,000	1,130
Cairn India*	117,079	817
Canara Bank	84,826	996
DEN Networks*	227,501	444
Divi’s Laboratories	55,219	973
Escorts	205,300	519
Exide Industries	444,110	1,606
Glenmark Pharmaceuticals	96,080	682
Grasim Industries	5,165	242
Gujarat Mineral Development*	25,161	84
Gujarat State Petronet	345,200	687
HCL Technologies	89,840	994
HDFC Bank ADR	6,500	1,147

Description	Shares	Market Value ($ Thousands)

Hindalco Industries	241,704	$976
Hindustan Petroleum	102,190	909
ICICI Bank ADR	57,854	2,852
India Cements	1,247,223	1,981
Indiabulls Financial Services	146,365	528
Indian Bank	128,703	613
Infosys Technologies	30,879	2,010
Jindal Saw	22,649	80
Jubilant Life Sciences	195,150	845
Mahanagar Telephone Nigam*	507,220	487
Mahindra & Mahindra	58,265	915
Mahindra & Mahindra GDR	46,000	722
Mangalore Refinery & Petrochemicals	75,141	131
Nagarjuna Construction	432,188	785
NMDC	165,040	941
Oil & Natural Gas	205,693	1,262
Oriental Bank of Commerce	38,240	282
Petronet LNG	153,259	466
Power Finance	235,980	971
Prestige Estates Projects*	220,000	592
Reliance Industries	166,770	3,352
Reliance Industries GDR(B)	37,500	1,509
Reliance Infrastructure*	67,623	809
Rolta India	319,820	922
Shipping Corporation of India	27,585	63
Shree Renuka Sugars	342,995	512
Shriram Transport Finance	184,000	2,538
Sintex Industries*	271,100	1,100
State Bank of India	37,772	2,032
State Bank of India GDR(B)	11,500	1,237
Steel Authority of India	184,050	566
Sterlite Industries India	9,850	37
Sterlite Industries India ADR	59,130	890
Sun TV Network	94,429	733
Syndicate Bank	192,117	505
Tata Chemicals	88,672	740
Tata Global Beverages*	86,250	186
Triveni Engineering & Industries	142,252	126
Triveni Turbine*	142,252	181
Ultratech Cement*	3,611	75
United Phosphorus	232,450	794
Vijaya Bank	264,940	412
Welspun	238,147	921

		56,927

Indonesia — 2.6%
Aneka Tambang	1,254,500	304
Astra Agro Lestari	125,000	343
Astra International	410,684	3,044
Bank Mandiri	553,958	465
Bank Negara Indonesia Persero	3,661,275	1,654
Bank Rakyat Indonesia	5,758,015	4,364
Charoen Pokphand Indonesia	945,000	219
Global Mediacom(C)	10,741,588	1,052
Gudang Garam	188,571	1,095
Harum Energy	875,900	976
Indika Energy	162,405	73
Indo Tambangraya Megah	86,500	451
Indofood CBP Sukses Makmur TBK	1,252,515	789

3	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Indosat	1,190,500	$708
Kalbe Farma	2,161,554	851
Medco Energi Internasional	3,086,500	846
Perusahaan Gas Negara	2,689,448	1,262
Tambang Batubara Bukit Asam	942,500	2,286
Telekomunikasi Indonesia	2,176,455	1,865
United Tractors	594,571	1,726

		24,373

Israel — 0.2%
Israel Chemicals	137,412	2,181

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR*	322,582	2,887
KazMunaiGas Exploration Production GDR	106,997	2,129
Zhaikmunai GDR*	142,002	1,406

		6,422

Malaysia — 2.0%
Affin Holdings	96,100	106
AMMB Holdings	29,200	63
Axiata Group	2,281,894	3,786
Boustead Holdings	66,800	137
British American Tobacco Malaysia	4,700	73
Dialog Group	221,900	203
DRB-Hicom	580,601	436
Gamuda	531,883	678
Genting	447,646	1,663
Genting Malaysia	757,140	903
Hong Leong Bank	211,643	938
Hong Leong Financial Group	63,000	275
IOI	100,415	176
KLCC Property Holdings	106,600	118
Kuala Lumpur Kepong	120,300	883
Kulim Malaysia	102,000	120
Lafarge Malayan Cement	107,400	265
Malayan Banking	839,033	2,484
Malaysian Bulk Carriers	163,740	115
Multi-Purpose Holdings	172,600	173
RHB Capital	270,700	821
SapuraCrest Petroleum	150,755	210
Tenaga Nasional	707,158	1,585
Top Glove	876,428	1,524
UEM Land Holdings*	975,200	908

		18,643

Mexico — 3.9%
Alfa, Cl A	140,715	2,094
America Movil, Ser L	3,535,842	4,761
America Movil ADR, Ser L	49,436	2,664
Cemex ADR*	169,400	1,457
Consorcio ARA	869,100	439
Desarrolladora Homex ADR*	41,810	1,055
Embotelladoras Arca	64,193	459
Empresas ICA Sociedaad Controladora ADR*	75,200	693
Fomento Economico Mexicano ADR	46,670	3,103

Description	Shares	Market Value ($ Thousands)

Genomma Lab Internacional, Cl B*	1,488,211	$3,782
GEO*	1,103,930	2,542
Grupo Bimbo, Ser A	539,052	1,246
Grupo Carso, Ser A1	49,870	165
Grupo Financiero Banorte, Cl O	967,096	4,384
Grupo Mexico, Ser B	586,812	1,934
Grupo Televisa	288,784	1,419
Grupo Televisa ADR	53,500	1,316
Minera Frisco*	44,570	213
OHL Mexico*	614,940	1,235
Organizacion Soriana, Cl B	51,304	153
Urbi Desarrollos Urbanos*	536,603	1,176
Wal-Mart de Mexico, Ser V	228,900	678

		36,968

Netherlands — 0.2%
VimpelCom ADR	130,210	1,661

Nigeria — 0.1%
Guaranty Trust Bank	9,303,241	950

Norway — 0.1%
Opera Software	86,349	546

Peru — 0.2%
Banco Continental	71,331	150
Cia de Minas Buenaventura ADR	22,200	843
Intergroup Financial*	8,301	192
Sociedad Minera Cerro Verde	7,347	254

		1,439

Philippines — 0.5%
Bank of the Philippine Islands	334,474	451
Energy Development	6,605,928	1,005
International Container Terminal Services	1,543,204	1,788
SM Investments	138,587	1,709
Universal Robina	224,900	212

		5,165

Poland — 0.8%
Asseco Poland	74,748	1,349
Bank Pekao	6,590	389
Grupa Lotos*	49,502	814
KGHM Polska Miedz	26,304	1,888
Polski Koncern Naftowy Orlen	99,233	1,871
Powszechna Kasa Oszczednosci Bank Polski	44,100	675
Powszechny Zaklad Ubezpieczen	5,500	751

		7,737

Portugal — 0.1%
Jeronimo Martins	23,420	450

Russia — 7.4%
Alliance Oil*	222,108	3,861

SEI Institutional International Trust / QuarterlyReport / June 30, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Gazprom Neft JSC ADR	7,050	$166
Globaltrans Investment GDR(B)	231,648	4,286
LSR Group GDR	177,639	1,403
Lukoil ADR	146,464	9,337
Magnit GDR	87,773	2,755
Magnitogorsk Iron & Steel Works GDR	147,095	1,674
Mail.ru Group GDR*	34,627	1,150
Mechel ADR	3,591	86
MMC Norilsk Nickel ADR	114,423	2,998
Mobile Telesystems ADR	205,529	3,909
NovaTek OAO GDR	6,440	889
OAO Gazprom ADR	767,608	11,169
Pharmstandard GDR*	66,703	1,521
Rosneft Oil GDR(B)	379,439	3,195
Sberbank of Russia ADR*	408,504	5,921
Severstal GDR	67,970	1,254
Surgutneftegaz ADR	63,689	625
Tatneft ADR	23,344	1,006
TMK OAO GDR	157,710	2,941
Uralkali GDR	69,642	3,134
VTB Bank GDR	800,877	4,937
X5 Retail Group GDR*	45,145	1,765

		69,982

Singapore — 0.2%
China Yuchai International	19,232	406
Yangzijiang Shipbuilding Holdings	890,801	1,059

		1,465

South Africa — 6.7%
ABSA Group	39,269	781
Adcock Ingram Holdings	14,590	128
African Bank Investments	325,086	1,651
Anglo Platinum	30,640	2,838
ArcelorMittal South Africa	89,232	1,040
Aspen Pharmacare Holdings	79,204	981
Aveng	95,923	507
AVI	20,784	96
Barloworld	196,246	1,995
Capital Property Fund	84,569	103
Clicks Group	229,684	1,431
Emira Property Fund(D)	35,573	70
Exxaro Resources	207,400	5,460
FirstRand	138,724	406
Fountainhead Property Trust	141,681	135
Grindrod	35,796	74
Harmony Gold Mining	114,397	1,518
Impala Platinum Holdings	101,898	2,739
Imperial Holdings	71,067	1,271
Investec	100,408	826
JD Group	168,050	1,047
Kumba Iron Ore	10,447	746
Liberty Holdings	20,133	213
Life Healthcare Group Holdings	117,963	306
MMI Holdings	224,595	563
Mondi	193,216	1,881
Mr Price Group	226,609	2,280
MTN Group	533,517	11,325
Murray & Roberts Holdings	270,810	1,198
Naspers, Cl N	40,035	2,256

Description	Shares	Market Value ($ Thousands)

Nedbank Group	46,540	$1,006
Netcare	187,103	414
Redefine Properties	351,155	407
Remgro	22,646	373
Sanlam	305,009	1,240
Sappi	120,737	614
Sasol	23,318	1,224
Sasol ADR	16,100	851
Shoprite Holdings	109,697	1,647
Standard Bank Group	527,284	7,776
Telkom	120,570	654
Vodacom Group	78,900	977
Wilson Bayly Holmes-Ovcon	6,076	99
Woolworths Holdings	57,833	254

		63,401

South Korea — 13.3%
BS Financial Group*	200,238	2,832
Cheil Jedang	7,537	535
CrucialTec*	748	12
Daelim Industrial	9,375	1,128
Daewoo Shipbuilding & Marine Engineering	46,441	1,968
Daishin Securities	20,788	266
Daum Communications	17,975	1,869
Dongbu Insurance	33,713	1,752
Dongkuk Steel Mill	24,533	942
E-Mart*	7,848	1,797
Grand Korea Leisure	57,660	1,094
GS Home Shopping	9,700	1,237
Halla Climate Control	28,490	686
Hana Financial Group	19,090	667
Hanwha Chemical	34,388	1,623
Hite Brewery	7,395	776
Honam Petrochemical	4,503	1,668
Hyundai Development	32,180	901
Hyundai Marine & Fire Insurance	8,750	261
Hyundai Mobis	13,153	4,928
Hyundai Motor	20,641	4,582
Industrial Bank of Korea	52,190	912
Jinro	12,590	411
Kangwon Land	48,420	1,297
KB Financial Group	72,140	3,412
KB Financial Group ADR	31,000	1,482
KCC	2,800	876
Kia Motors	10,463	709
Korea Electric Power	67,960	1,805
Korea Exchange Bank	317,700	2,857
Korea Zinc	2,232	856
Korean Reinsurance	38,834	507
KP Chemical	37,770	868
KT	2,740	104
KT ADR	167,320	3,253
KT&G	36,043	2,242
LG	18,710	1,407
LG Chemical	4,900	2,240
LG Electronics	45,053	3,498
LG Fashion	23,940	941
LG International	14,484	738
LG Philips LCD	48,208	1,334
LG Philips LCD ADR	34,200	480

5	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Lock & Lock	22,053	$895
Lotte Chilsung Beverage	900	1,113
Lotte Confectionery	700	1,115
Lotte Shopping	3,114	1,485
MegaStudy	4,958	666
Melfas	38,879	1,116
Mirae Asset Securities	4,750	200
Neowiz Games	19,511	965
Nong Shim	4,857	1,108
POSCO	5,572	2,422
POSCO ADR	16,454	1,787
Samsung Electronics	33,600	25,995
Samsung Engineering	8,331	1,990
Samsung Fire & Marine Insurance	1,716	399
Samsung Heavy Industries	34,300	1,529
Samsung Life Insurance	13,900	1,237
Samsung SDI	3,397	520
Shinhan Financial Group	153,379	7,312
Shinsegae	4,357	1,385
SK C&C	3,725	454
SK Chemicals	5,392	362
SK Energy	4,025	756
SK Telecom	4,204	636
SK Telecom ADR	115,280	2,156
Tong Yang Life Insurance	102,820	1,218
Woongjin Coway	53,300	1,897
Yuhan	9,774	1,236

		125,707

Taiwan — 9.0%
Advantech	185,000	629
Asia Cement	151,860	217
Asustek Computer	117,000	1,161
AU Optronics	267,000	182
AU Optronics ADR	168,000	1,156
Catcher Technology	174,000	1,096
Cathay Financial Holding	672,324	1,040
Chinatrust Financial Holding	2,104,906	1,832
Chunghwa Telecom	438,056	1,507
Chunghwa Telecom ADR	29,600	1,023
Delta Electronics	107,585	395
Eternal Chemical	110,000	124
Evergreen Marine Taiwan	817,000	657
Far Eastern New Century	953,937	1,486
Farglory Land Development	327,000	815
First Financial Holding	356,296	295
Formosa Chemicals & Fibre	239,000	890
Formosa Taffeta	88,000	97
Fubon Financial Holding	524,000	805
High Tech Computer	218,233	7,339
Hon Hai Precision Industry	1,117,942	3,834
Huaku Development	210,108	625
Hung Poo Real Estate Development	542,515	672
KGI Securities	941,000	496
Largan Precision	14,754	473
Lite-On Technology	701,388	923
MediaTek	133,030	1,445
Merida Industry	356,000	809
Nan Ya Printed Circuit Board	366,067	1,389
Novatek Microelectronics	224,000	721
Pou Chen	962,000	888

Description	Shares	Market Value ($ Thousands)

Powertech Technology	235,000	$789
President Chain Store	368,000	2,127
Prime View International	1,244,348	2,335
Prince Housing & Development*	955,000	974
Radiant Opto-Electronics	252,920	817
Radium Life Tech	94,520	124
Siliconware Precision Industries	328,000	422
Silitech Technology	148,070	350
Simplo Technology	268,426	2,163
SinoPac Financial Holdings	3,578,230	1,545
Soft-World International	121,420	484
Synnex Technology International	1,180,783	2,865
Taishin Financial Holding	2,446,000	1,452
Taiwan Fertilizer	393,254	1,209
Taiwan Hon Chuan Enterprise	272,000	818
Taiwan Semiconductor Manufacturing	3,959,614	9,953
Taiwan Semiconductor Manufacturing ADR(A)	235,460	2,969
Tatung*	1,459,428	676
Teco Electric and Machinery	551,000	397
Transcend Information	389,640	1,145
Tripod Technology	820,354	3,399
TSRC	173,000	509
TXC	789,632	1,380
U-Ming Marine Transport	346,000	741
Unimicron Technology	383,000	681
United Microelectronics	5,120,312	2,540
United Microelectronics ADR	330,900	847
UPC Technology	58,000	46
Wintek	478,000	635
Wistron	1,155,737	2,052
Wistron NeWeb	113,000	354
Yang Ming Marine Transport	458,000	348
Young Fast Optoelectronics	215,000	1,340
Yuanta Financial Holding	2,059,115	1,427

		84,934

Thailand — 1.4%
Bangkok Bank	296,200	1,523
Bangkok Bank Foreign	266,400	1,374
Bangkok Bank NVDR(A)	420,793	2,164
Bangkok Life Assurance	132,900	199
Banpu	26,614	620
Bumrungrad Hospital	559,038	664
CalComp Electronics Thailand	434,000	63
Charoen Pokphand Foods	474,256	455
CP ALL	388,400	559
CP Seven Eleven PCL	311,600	449
Kasikornbank	288,389	1,163
Krung Thai Bank	535,700	328
PTT	80,600	879
PTT Exploration & Production	175,939	979
Siam Cement	59,800	687
Thanachart Capital	1,180,067	1,095

		13,201

Turkey — 2.4%
Arcelik	60,173	308
Asya Katilim Bankasi*	393,780	613
Bizim Toptan Satis Magazalari	82,921	1,328
Cimsa Cimento Sanayi VE Tica	120,986	645

SEI Institutional International Trust / Quarterly Report / June 30, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Emlak Konut Gayrimenkul Yatirim Ortakligi(D)	632,114	$1,067
Ford Otomotiv Sanayi	163,238	1,402
Gubre Fabrikalari*	74,283	663
KOC Holding	89,021	383
Petkim Petrokimya Holding*	380,795	574
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	91,063	122
Sinpas Gayrimenkul Yatirim Ortakligi(D)	682,654	765
Tofas Turk Otomobil Fabrikasi	508,821	2,319
Turk Ekonomi Bankasi	646,593	768
Turk Traktor ve Ziraat Makineleri	24,919	571
Turkcell Iletisim Hizmet	133,610	717
Turkcell Iletisim Hizmet ADR	32,500	440
Turkiye Garanti Bankasi	581,429	2,635
Turkiye Halk Bankasi	112,222	840
Turkiye Is Bankasi, Cl C	1,013,960	3,109
Turkiye Sinai Kalkinma Bankasi	900,835	1,442
Turkiye Sise ve Cam Fabrikalari	842,537	1,842
Ulker Biskuvi Sanayi	59,241	206

		22,759

United Arab Emirates — 0.1%
Dragon Oil	106,235	891

United Kingdom — 1.1%
Afren*	606,822	1,538
African Barrick Gold	168,440	1,120
Anglo American ADR	35,600	885
Antofagasta	106,042	2,373
BG Group	60,000	1,362
JKX Oil & Gas	93,240	397
Tullow Oil	113,369	2,257

		9,932

United States — 0.6%
Avon Products	96,500	2,702
NII Holdings*	55,108	2,336
Yahoo!*	93,500	1,406

		6,444

Total Common Stock (Cost $764,388) ($ Thousands)		863,104

PREFERRED STOCK — 4.6%

Brazil — 4.6%
Banco do Estado do Rio Grandedo Sul	158,351	1,774
Bradespar	38,179	959
Brasil Telecom	97,482	922
Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,532	347
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR(A)	34,471	1,618
Cia de Bebidas das Americas ADR	111,047	3,746
Cia de Tecidos do Norte de Minas - Coteminas	147,032	400
Cia Energetica de Minas Gerais	74,560	1,506

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Cia Vale do Rio Doce Sponsored ADR, Cl B	1,393	$40
Confab Industrial	64,786	180
Eletropaulo Metropolitana Eletricidade de Sao Paulo	28,941	629
Gerdau	16,500	171
Itau Unibanco Holding	29,964	694
Itau Unibanco Holding ADR	112,572	2,651
Klabin	240,219	889
Marcopolo	476,300	2,131
Metalurgica Gerdau, Cl A	67,616	860
Petroleo Brasileiro	165,342	2,498
Petroleo Brasileiro Sponsored ADR, Cl A	206,536	6,337
Randon Participacoes	516,562	4,093
Suzano Papel e Celulose	101,340	732
Telecomunicacoes de Sao Paulo	25,866	753
Telemar Norte Leste	5,271	174
Tim Participacoes	226,785	1,095
Vale, Cl A	108,882	3,107
Vale ADR, Cl B(A)	181,652	5,261

Total Preferred Stock (Cost $34,946) ($ Thousands)		43,567

EXCHANGE TRADED FUNDS — 1.4%

United States — 1.4%
iShares MSCI Emerging Markets Index Fund	216,753	10,317
iShares MSCI Taiwan Index Fund	153,800	2,335
Vanguard Emerging Markets ETF	15,614	759

Total Exchange Traded Funds (Cost $13,410) ($ Thousands)		13,411

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/49(E)	$8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

	Number Of Rights

RIGHT — 0.0%

Brazil — 0.0%
JBS, Expires 07/01/11	98	1

Total Right (Cost $0) ($ Thousands)		1

AFFILIATED PARTNERSHIP — 4.6%

United States — 4.6%
SEI Liquidity Fund, L.P. 0.140%** † (F)	44,519,797	43,578

Total Affiliated Partnership (Cost $44,520) ($ Thousands)		43,578

7	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%

United States — 0.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% ** †	1,082,476	$1,082

Total Cash Equivalent (Cost $1,082) ($ Thousands)		1,082

Total Investments — 102.2% (Cost $858,346) ($ Thousands)‡		$964,743

Percentages are based on a Net Assets of $944,050 ($ Thousands).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $41,984 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2011 was $4,750 ($ Thousands) and represented 0.5% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2011.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $43,578 ($ Thousands).

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $858,346 ($ Thousands), and the unrealized appreciation and depreciation were $142,999($ Thousands) and ($36,602)($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depository Receipt

Ser — Series

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$863,104	$—	$—	$863,104
Preferred Stock	43,567	—	—	43,567
Exchange Traded Funds	13,411	—	—	13,411
Right	1	—	—	1
Debenture Bond	—	—	—	—
Affiliated Partnership	—	43,578	—	43,578
Cash Equivalent	1,082	—	—	1,082

Total Investments in Securities	$921,165	$43,578	$—	$964,743

For the period ended June 30, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 88.7%

Australia — 1.5%
Fairfax Med
6.250%, 06/15/12		250	$368
Government of Australia
5.919%, 08/20/20		200	359
Government of Australia, Ser 25CI
3.000%, 09/20/25		640	763
Macquarie Bank MTN
5.500%, 09/19/16(A)	GBP	211	336
New South Wales Treasury
5.250%, 05/01/13		980	1,056
Optus Finance Pty MTN
3.500%, 09/15/20	EUR	200	274
Queensland Treasury
6.000%, 09/14/17		1,630	1,809
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	933
Westpac Banking MTN
4.250%, 09/22/16	EUR	350	521
WT Finance
3.625%, 06/27/12	EUR	450	657

			7,076

Austria — 0.1%
Republic of Austria MTN
3.900%, 07/15/20		75	113
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	417

			530

Belgium — 0.8%
Anheuser-Busch InBev MTN
8.625%, 01/30/17		200	364
Barry Callebaut Services
5.375%, 06/15/21		300	427
Dexia Funding
4.892%, 11/30/49(A)		200	168
Fortis Bank
4.625%, 10/24/49(A)		200	257
Kingdom of Belgium
3.250%, 09/28/16		650	932
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		1,025	1,469

			3,617

Brazil — 0.4%
Banco do Brasil MTN
4.500%, 01/20/16		150	216
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	170
Federal Republic of Brazil
12.500%, 01/05/16		650	490
10.250%, 01/10/28		370	257
4.875%, 01/22/21	USD	115	123
Petrobras International Finance
5.750%, 01/20/20	USD	650	693

			1,949

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Canada — 4.6%
Bank of Montreal
2.625%, 01/25/16(B)		250	$254
Bell Canada MTN
5.000%, 02/15/17		270	296
CDP Financial
4.400%, 11/25/19(B)	USD	850	870
Export Development Canada MTN
2.375%, 03/19/12	USD	800	812
Government of Canada
5.750%, 06/01/33		1,300	1,799
5.000%, 06/01/14		2,700	3,047
5.000%, 06/01/37		1,300	1,669
4.000%, 06/01/17		3,020	3,380
3.750%, 06/01/12		810	858
3.500%, 06/01/20		2,855	3,057
3.250%, 06/01/21		2,000	2,097
2.000%, 12/01/14		1,500	1,555
Nexen
6.200%, 07/30/19		275	309
Province of Quebec Canada
4.250%, 02/27/13	EUR	450	674
Royal Bank of Canada MTN
4.625%, 01/22/18	EUR	252	390
Toronto-Dominion Bank
2.200%, 07/29/15(B)	USD	540	547
Xstrata Finance Canada MTN
5.250%, 06/13/17		150	226

			21,840

Colombia — 0.2%
Ecopetrol
7.625%, 07/23/19(B)	USD	237	284
Republic of Colombia
7.750%, 04/14/21		707,000	453

			737

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17		5,450	339

Denmark — 1.0%
Danske Bank MTN
4.875%, 06/11/13	EUR	150	228
4.125%, 11/26/19	EUR	290	430
FIH Erhvervsbank
2.000%, 06/12/13(B)	USD	625	639
Kingdom of Denmark
4.500%, 11/15/39		1,300	285
4.000%, 11/15/12		5,416	1,086
4.000%, 11/15/19		4,425	920
3.125%, 03/17/14	EUR	500	745
TDC MTN
4.375%, 02/23/18		200	296

			4,629

1	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Finland — 0.4%
Government of Finland
4.375%, 07/04/19	225	$354
3.875%, 09/15/17	350	536
3.500%, 04/15/21	670	985

		1,875

France — 9.8%
Alstom
3.625%, 10/05/18	400	549
Arkema
4.000%, 10/25/17	200	285
AXA MTN
5.250%, 04/16/40(A)	600	794
4.500%, 01/23/15	100	151
Banque PSA Finance MTN
3.875%, 01/14/15	100	144
BNP Paribas
5.019%, 04/29/49(A)	1,150	1,501
BPCE MTN
6.117%, 10/29/49(A)	100	126
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13	2,600	3,958
Caisse Refinancement de l’Habitat
3.300%, 09/23/22	170	228
Cie de Financement Foncier
4.625%, 09/23/17	515	786
4.500%, 01/09/13	290	434
2.500%, 09/16/15(B)	800	793
Cie de Saint-Gobain MTN
6.000%, 05/20/13	50	77
Compagnie De St Gobain MTN
1.530%, 04/11/12(A)	350	505
Credit Agricole MTN
7.875%, 10/29/49(A)	150	223
5.875%, 06/11/19	50	73
3.900%, 04/19/21	100	126
Credit Agricole Covered Bonds MTN
3.500%, 07/21/14	200	296
Credit Logement
2.627%, 03/29/49(A)(C)	350	411
2.071%, 12/15/49(A)(C)	150	178
EDF
6.500%, 01/26/19(B)	250	292
4.000%, 11/12/25	150	203
Government of France
5.000%, 10/25/16	435	700
4.750%, 04/25/35	1,450	2,287
4.500%, 04/25/41	950	1,446
4.000%, 04/25/13	900	1,358
3.750%, 04/25/21	2,300	3,427
3.500%, 04/25/20	1,165	1,713
3.250%, 04/25/16	1,000	1,489
3.250%, 10/25/21	4,900	6,941
3.000%, 10/25/15	4,525	6,691
HSBC France MTN
4.875%, 01/15/14	250	381
Iliand
4.875%, 06/01/16	300	434

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Lafarge
8.750%, 05/30/17	GBP	250	$472
6.150%, 07/15/11		475	476
RCI Banque
3.400%, 04/11/14(B)		250	255
Safran
4.000%, 11/26/14		250	364
Societe Financement del’Economie Francaise
3.375%, 05/05/14(B)		905	960
2.125%, 01/30/12(B)		2,430	2,453
Societe Fonciere Lyonnaise
4.625%, 05/25/16(D)		300	437
Societe Generale MTN
8.875%, 06/29/49(A)		50	79
5.200%, 04/15/21(B)		325	319
1.611%, 06/07/17(A)		200	280
0.484%, 10/20/16(A)		150	144
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	976
Vivendi MTN
7.750%, 01/23/14		250	404

			46,619

Germany — 12.0%
Bayerische Landesbank MTN
4.500%, 02/07/19(A)		350	428
2.750%, 01/23/12		750	1,094
Bundesobligation, Ser 159
2.000%, 02/26/16		685	982
Bundesrepublik Deutschland
3.250%, 07/04/21		3,250	4,801
3.000%, 07/04/20		3,025	4,413
2.500%, 01/04/21		1,212	1,690
Bundesrepublik Deutschland,
Ser 00
5.500%, 01/04/31		100	180
Bundesrepublik Deutschland,
Ser 02
5.000%, 01/04/12		25	37
Bundesrepublik Deutschland,
Ser 03
4.750%, 07/04/34		535	888
Bundesrepublik Deutschland,
Ser 04
3.750%, 01/04/15		3,025	4,648
Bundesrepublik Deutschland,
Ser 05
3.500%, 01/04/16		5,605	8,575
Bundesrepublik Deutschland,
Ser 08
4.750%, 07/04/40		1,305	2,213
4.250%, 07/04/18		125	199
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20		490	731
Bundesschatzanweisungen
1.750%, 06/14/13		1,025	1,490
Bundesschatzanweisungen, Ser 1
1.250%, 09/16/11		10,750	15,480

SEI Institutional International Trust / Quarterly Report / June 30, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Commerzbank
2.750%, 01/13/12		325	$474
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,202
Dexia Kommunalbank
Deutschland MTN
3.500%, 06/05/14		390	576
HSH Nordbank MTN
2.750%, 01/20/12		1,075	1,568
K+S
5.000%, 09/24/14		350	539
Kreditanstalt fuer Wiederaufbau
MTN
4.750%, 08/12/15		6,000	999
4.375%, 10/11/13		1,050	1,603
3.875%, 01/21/19		1,075	1,614
3.375%, 08/30/17	CHF	370	491
Landesbank Berlin MTN
5.875%, 11/25/19		300	426
Munich
7.625%, 06/21/28(A)		110	198

			57,539

Hong Kong — 0.1%
Hutchison Whampoa International
7.625%, 04/09/19		255	302

Hungary — 0.1%
Republic of Hungary
6.375%, 03/29/21		650	686

Ireland — 0.4%
Allied Irish Banks MTN
1.546%, 09/15/11(A)		300	419
Ardagh Glass Finance
7.125%, 06/15/17		125	173
Bank of Ireland MTN
4.625%, 04/08/13		400	475
0.872%, 02/15/12(A)		500	718
Iberdrola Finance Ireland
5.000%, 09/11/19(B)		240	237

			2,022

Italy — 5.7%
Enel Finance International
3.875%, 10/07/14(B)	USD	350	361
Fiat Industrial Finance MTN
6.250%, 03/09/18		250	360
Intesa Sanpaolo MTN
6.375%, 11/12/17(A)	GBP	300	478
4.375%, 08/16/16		730	1,067
4.125%, 01/14/16		200	288
3.750%, 11/23/16		400	563

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27		500	$811
6.000%, 05/01/31		350	537
5.250%, 08/01/17		625	955
5.000%, 09/01/40		1,375	1,822
4.750%, 09/01/21		5,050	7,277
4.500%, 03/01/19		400	579
4.250%, 10/15/12		585	866
4.250%, 08/01/14		1,405	2,071
4.250%, 02/01/15		1,750	2,579
4.000%, 09/01/20		1,330	1,837
3.750%, 12/15/13		515	753
3.750%, 03/01/21		1,570	2,108
Pirelli & C SpA
5.125%, 02/22/16		500	744
Telecom Italia Capital
6.175%, 06/18/14	USD	300	323
Unicredit MTN
6.375%, 10/16/18(A)		100	159
4.500%, 09/22/19		400	564
Unione di Banche Italiane SCPA
MTN
4.500%, 02/22/16		200	293

			27,395

Japan — 18.7%
eAccess
8.250%, 04/01/18(B)(E)		116	116
Government of Japan 5 Year Bond, Ser 70
0.800%, 03/20/13		397,000	4,968
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		51,300	643
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15		626,600	8,105
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		250,000	3,296
Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17		96,450	1,281
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,057,950	13,984
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		533,750	6,864
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	3,061
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		1,109,650	14,111
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		39,000	490
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		795,000	10,284

3	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		614,450	$8,584
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		558,950	7,289
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,380
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		145,200	1,903
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	1,437
Japan Finance Organization for Municipalities
4.500%, 05/27/14		450	689
ORIX
4.710%, 04/27/15	USD	326	337
SMFG Preferred Capital GBP 2
10.231%, 01/25/29(A)		150	284

			89,106

Malaysia — 0.2%
Government of Malaysia
5.734%, 07/30/19		900	337
Petronas Capital
5.250%, 08/12/19(B)	USD	410	442

			779

Mexico — 0.8%
Mexican Bonos, Ser M10
7.750%, 12/14/17		7,275	663
Mexican Bonos, Ser MI10
9.500%, 12/18/14		23,335	2,215
9.000%, 12/20/12		10,000	900

			3,778

Netherlands — 4.7%
ABN Amro Bank MTN
3.750%, 07/15/14		750	1,121
Aegon
4.750%, 06/01/13	USD	250	263
Allianz Finance II
6.125%, 05/31/22(A)		1,000	1,460
Boats Investments MTN
11.000%, 03/31/17		365	477
Conti-Gummi Finance MTN
6.500%, 01/15/16		80	120
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
4.125%, 01/12/21		230	330
Deutsche Telekom International Finance MTN
6.500%, 04/08/22	GBP	190	337
E.ON International Finance
5.800%, 04/30/18(B)	USD	150	167

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Netherlands
4.500%, 07/15/17		1,500	$2,375
4.000%, 07/15/16		1,700	2,627
4.000%, 07/15/18		1,355	2,089
4.000%, 01/15/37		200	295
3.500%, 07/15/20		360	533
3.250%, 07/15/15		520	781
ING Bank MTN
4.750%, 05/27/19		800	1,231
3.000%, 09/30/14		125	182
0.934%, 05/23/16(A)	USD	450	422
ING Groep MTN
4.750%, 05/31/17		500	742
ING Verzekeringen
6.250%, 06/21/21(A)		310	421
Lanxess Finance MTN
4.125%, 05/23/18		250	362
Linde Finance MTN
3.875%, 06/01/21		450	643
NIBC Bank MTN
3.500%, 04/07/14		650	974
OI European Group BV
6.875%, 03/31/17		150	217
Rabobank Nederland
5.875%, 05/20/19		300	468
4.125%, 04/04/12		1,250	1,842
4.125%, 07/14/25		375	518
RWE Finance MTN
5.000%, 02/10/15		500	770
UPCB Finance
7.625%, 01/15/20		250	370
Volkswagen MTN
5.625%, 02/09/12		150	222
Ziggo Bond
8.000%, 05/15/18		130	194

			22,553

New Zealand — 0.4%
Government of New Zealand
6.000%, 12/15/17		2,250	1,996

Norway — 0.5%
DnB Bank MTN
4.500%, 05/29/14	EUR	200	304
1.630%, 05/30/17(A)	EUR	425	606
DnB Boligkreditt
2.750%, 04/20/15	EUR	625	903
Government of Norway
4.500%, 05/22/19		1,150	233
MPU Offshore Lift
11.285%, 12/22/11(C)		1,445	5
Yara International
7.875%, 06/11/19(B)		410	501

			2,552

Poland — 0.3%
Republic of Poland
5.125%, 04/21/21		135	140
4.000%, 03/23/21		950	1,270

			1,410

SEI Institutional International Trust / Quarterly Report / June 30, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Portugal — 0.1%
EDP Finance
5.375%, 11/02/12(B)	USD	425	$426

Russia — 0.7%
Gazprom OAO Via Gaz Capital MTN
5.364%, 10/31/14		200	304
Gazprom MTN
9.625%, 03/01/13	USD	470	526
6.580%, 10/31/13	GBP	150	256
6.212%, 11/22/16(B)	USD	230	249
Novatek Finance
5.326%, 02/03/16		230	237
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18(B)	USD	715	813
Steel Capital (Severstal)
9.750%, 07/29/13(B) (C)	USD	285	319
TransCapit (Transneft) Registered
7.700%, 08/07/13	USD	539	598
Vimpel Communications Via VIP Finance Ireland
6.493%, 02/02/16(B)		230	237

			3,539

Singapore — 0.8%
DBS Bank
0.481%, 05/16/17(A)(B)	USD	525	517
Government of Singapore
4.000%, 09/01/18		2,320	2,163
3.500%, 03/01/27		650	571
0.240%, 07/28/11(F)		800	651

			3,902

South Africa — 0.8%
Republic of South Africa, Ser R203
8.250%, 09/15/17		24,205	3,585

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria
4.250%, 03/30/15		800	1,144
4.125%, 01/13/14		300	433
Banco Santander
4.625%, 01/20/16		300	431
CaixaBank
5.125%, 04/27/16		200	286
Fondo de Amortizacion del Deficit Electrico
5.000%, 06/17/15		300	437

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Spain
5.500%, 04/30/21		2,475	$3,606
4.750%, 07/30/14		925	1,367
4.700%, 07/30/41		665	795
4.600%, 07/30/19		155	216
4.200%, 01/31/37		330	371
4.000%, 04/30/20		780	1,034
3.300%, 10/31/14		475	671
3.250%, 04/30/16		220	299
Instituto de Credito Oficial MTN
2.375%, 03/04/13(B)	USD	200	201
Santander Issuances, Ser 24
7.300%, 07/27/19(A)	GBP	400	663
Telefonica Emisiones SAU MTN
4.750%, 02/07/17		100	145
4.375%, 02/02/16		375	546

			12,645

Supra-National — 1.2%
European Investment Bank MTN
3.500%, 04/15/16	EUR	1,975	2,948
European Union MTN
3.250%, 04/04/18		850	1,238
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,534

			5,720

Sweden — 1.5%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		6,145	1,091
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	861
Kingdom of Sweden, Ser 1050
3.000%, 07/12/16		8,310	1,340
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	347
Kommuninvest I Sverige MTN
2.750%, 08/12/15		5,300	830
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	151
Stadshypotek MTN
3.750%, 12/12/13	EUR	400	597
Svenska Handelsbanken MTN
3.625%, 02/16/16		400	584
1.532%, 10/19/17(A)	EUR	675	961
Swedbank Hypotek MTN
4.125%, 06/09/14		150	226
Swedbank MTN
7.375%, 06/26/18(A)	EUR	150	232
Volvo Treasury
5.950%, 04/01/15(B)		145	160

			7,380

Switzerland — 1.2%
Credit Suisse NY MTN
5.300%, 08/13/19		150	160
Credit Suisse MTN
6.125%, 05/16/14	EUR	350	551
4.750%, 08/05/19	EUR	400	594
2.875%, 09/24/15	EUR	220	313

5	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Glencore Finance Europe MTN
7.125%, 04/23/15	EUR	300	$475
5.250%, 03/22/17	EUR	300	440
Government of Switzerland
2.000%, 04/28/21		820	996
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19(B)	USD	25	27
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	574
UBS MTN
6.625%, 04/11/18	GBP	150	269
6.375%, 07/20/16		160	283
6.250%, 09/03/13	EUR	200	310
5.875%, 12/20/17	USD	575	631

			5,623

United Arab Emirates — 0.1%
MDC-GMTN B.V. MTN
5.500%, 04/20/21(B)		380	381

United Kingdom — 10.3%
3i Group MTN
5.625%, 03/17/17	EUR	150	222
1.638%, 06/08/12(A)	EUR	350	499
Abbey National Treasury Services MTN
4.250%, 04/12/21	EUR	350	489
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	913
Aviva MTN
0.587%, 06/19/17(A)	USD	475	454
BAA Funding Ltd. MTN
4.125%, 10/12/16		200	289
Bank of Scotland MTN
4.750%, 06/08/22	EUR	650	940
Barclays Bank MTN
6.750%, 05/22/19	USD	225	253
6.750%, 01/16/23(A)		350	572
5.125%, 01/08/20		150	152
5.000%, 09/22/16	USD	375	403
4.500%, 03/04/19(A)	EUR	125	180
Barclays Bank, Ser E MTN
4.875%, 12/29/49(A)	EUR	200	241
BAT International Finance MTN
7.250%, 03/12/24		250	467
5.375%, 06/29/17	EUR	425	671
Bishopsgate Asset Finance
4.808%, 08/14/44		200	261
British American Tobacco Holdings MTN
4.000%, 07/07/20		100	143
British Telecommunications
8.750%, 12/07/16		165	321
5.750%, 12/07/28		411	640
Daily Mail & General Trust
5.750%, 12/07/18		350	559
EDF Energy Networks EPN MTN
6.000%, 11/12/36		160	266
ENW Finance MTN
6.125%, 07/21/21		350	617

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Experian Finance MTN
4.750%, 11/23/18		300	$498
FCE Bank MTN
5.125%, 11/16/15		250	391
First Hydro Finance
9.000%, 07/31/21		220	420
HSBC Bank
3.500%, 06/28/15(B)	USD	120	123
3.100%, 05/24/16(B)		261	259
HSBC Holdings MTN
9.875%, 04/08/18(A)		80	142
6.500%, 05/20/24		250	438
0.497%, 10/06/16(A)	USD	625	618
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	450	777
7.750%, 06/24/19		600	1,145
7.250%, 09/15/14	EUR	150	243
4.500%, 07/05/18		150	216
Intercontinental Hotels Group MTN
6.000%, 12/09/16		150	255
Legal & General Group MTN
4.000%, 06/08/25(A)	EUR	200	264
Lloyds TSB Bank MTN
6.375%, 04/15/14		725	1,243
6.375%, 01/21/21		110	115
6.250%, 04/15/14	EUR	150	230
Marks & Spencer MTN
6.125%, 12/02/19		100	169
Motability Operations Group MTN
3.750%, 11/29/17		300	432
National Westminster Bank
6.500%, 09/07/21		220	328
Network Rail Infrastructure Finance MTN
4.400%, 03/06/16		690	757
Northern Rock
5.625%, 06/22/17(B)	USD	1,750	1,841
Northumbrian Water Finance
6.000%, 10/11/17		500	900
Old Mutual MTN
7.125%, 10/19/16		250	443
Rexam MTN
4.375%, 03/15/13	EUR	170	252
Rolls-Royce
6.750%, 04/30/19		100	186
Royal Bank of Scotland
6.125%, 01/11/21		310	318
5.750%, 05/21/14	EUR	250	380
5.750%, 05/21/14		350	531
Scottish & Southern Energy MTN
5.750%, 02/05/14		245	426
Severn Trent Utilities Finance
6.250%, 06/07/29		350	616
Standard Chartered Bank MTN
6.400%, 09/26/17	USD	250	278
6.400%, 09/26/17(B)	USD	175	194
5.875%, 09/26/17	EUR	250	377
Tesco
6.052%, 10/13/39		345	576

SEI Institutional International Trust / Quarterly Report / June 30, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	$305
United Kingdom Gilt
4.500%, 03/07/13		600	1,022
3.750%, 09/07/20		1,625	2,684
United Kingdom Gilt - Inflation Linked
1.875%, 11/22/22		855	1,574
United Kingdom Treasury
5.000%, 03/07/25		400	716
4.750%, 03/07/20		325	581
4.750%, 12/07/30		800	1,378
4.750%, 12/07/38		1,590	2,756
4.500%, 12/07/42		335	560
4.250%, 06/07/32		1,335	2,151
4.250%, 03/07/36		375	600
4.250%, 09/07/39		1,300	2,079
4.250%, 12/07/49		225	362
4.000%, 09/07/16		150	262
2.750%, 01/22/15		1,485	2,474
2.250%, 03/07/14		795	1,312
2.000%, 01/22/16		240	384
Virgin Media Secured Finance
7.000%, 01/15/18		280	475
Wales & West Utilities Finance MTN
6.750%, 12/17/36(A)		200	353
Western Power Distribution South West
5.750%, 03/23/40		200	314
WPP MTN
6.625%, 05/12/16		225	364
Yorkshire Power Finance
7.250%, 08/04/28		208	387
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	181

			49,207

United States — 6.6%
AES
7.750%, 10/15/15		55	59
Altria Group
9.250%, 08/06/19		550	717
4.750%, 05/05/21		330	330
American Express Credit MTN
5.375%, 10/01/14	GBP	100	171
American International Group
8.175%, 05/15/58(A)		365	399
6.250%, 03/15/37		100	91
Anheuser-Busch InBev
5.375%, 01/15/20		450	496
AT&T
5.875%, 04/28/17	GBP	200	354
4.450%, 05/15/21		525	534
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,549
Bank of America MTN
5.750%, 12/01/17		100	106
5.650%, 05/01/18		350	369
4.750%, 05/06/19(A)	EUR	250	334

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Cablevision Systems, Ser B
8.000%, 04/15/12		235	$242
Citigroup
5.500%, 04/11/13		500	531
4.250%, 02/25/30(A)	EUR	1,350	1,540
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	473
Computer Sciences
5.500%, 03/15/13		305	324
Countrywide Financial MTN
5.800%, 06/07/12		507	529
Duke Energy
6.300%, 02/01/14		375	419
Ford Motor
7.450%, 07/16/31		160	181
Gatwick Funding MTN
6.500%, 03/02/41		200	321
GE Capital UK Funding MTN
4.125%, 09/28/17	GBP	110	179
General Electric Capital MTN
5.900%, 05/13/14		300	333
5.625%, 05/01/18		300	329
5.500%, 01/08/20		305	327
5.300%, 02/11/21		205	213
3.750%, 11/14/14		375	397
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	621
6.250%, 02/01/41		225	227
1.695%, 02/04/13(A)	EUR	450	647
Hartford Life Institutional Funding MTN
5.375%, 01/17/12	GBP	200	324
Hertz
8.875%, 01/01/14		20	21
HSBC Finance MTN
7.000%, 03/27/12	GBP	285	473
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	256
International Lease Finance
5.750%, 05/15/16		205	202
International Paper
7.950%, 06/15/18		260	310
JPMorgan Chase
4.400%, 07/22/20		100	98
1.694%, 10/12/15(A)	EUR	350	482
JPMorgan Chase Bank
4.625%, 05/31/17(A)	EUR	250	361
Key Bank MTN
1.594%, 02/09/12(A)	EUR	570	808
1.559%, 11/21/11(A)	EUR	50	72
Kraft Foods
7.000%, 08/11/37		200	233
5.375%, 02/10/20		400	437
Merrill Lynch MTN
2.019%, 09/14/18(A)	EUR	375	463
MetLife
4.750%, 02/08/21		185	189
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	1,200	1,800

7	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
5.625%, 09/23/19		150	$154
5.375%, 08/10/20	EUR	350	497
3.750%, 03/01/13	EUR	1,000	1,464
Nabors Industries
9.250%, 01/15/19		275	349
News America
6.900%, 03/01/19		300	349
Noble Holding International
4.900%, 08/01/20		25	26
Owens Corning
6.500%, 12/01/16		420	457
PNC Funding
5.125%, 02/08/20		300	321
Republic Services
4.750%, 05/15/23		405	402
Reynolds American
7.625%, 06/01/16		377	452
7.300%, 07/15/15		195	220
Ryder System MTN
5.850%, 11/01/16		116	131
Tesoro
6.500%, 06/01/17		280	286
Toyota Motor Credit MTN
5.250%, 02/03/12		250	369
United Health Group
6.000%, 02/15/18		135	153
US Bank MTN
4.375%, 02/28/17(A)	EUR	900	1,278
Weatherford International
9.625%, 03/01/19	USD	275	355
Western Union
5.930%, 10/01/16		475	537
WM Covered Bond Program MTN
3.875%, 09/27/11	EUR	250	364
Wyndham Worldwide
6.000%, 12/01/16		242	257

			31,292

Total Global Bonds (Cost $399,495) ($ Thousands)			423,029

MORTGAGE-BACKED SECURITIES —3.8%

Non-Agency Mortgage-Backed Obligation — 3.8%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51		1,200	1,285
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34 (A)		258	249
Bear Stearns Commercial Mortgage, Ser 2004-PWR3, Cl A4
4.715%, 02/11/41		380	403
Bear Stearns Commercial Mortgage, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41		575	616

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage, Ser 2006-PW11, Cl A4
5.452%, 03/11/39 (A)		600	$656
Canary Wharf Finance, Ser II, Cl C2
1.372%, 10/22/37 (A)(C)		200	202
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.886%, 12/10/49 (A)		1,140	1,245
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
5.823%, 12/10/49 (A)		405	448
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (A)		1,210	1,092
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 01/17/32		31	31
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,301
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A3
5.002%, 11/10/46 (B)		226	234
Eddystone Finance, Ser 2006-1, Cl A2
1.029%, 04/19/21 (A)(C)		150	229
Eddystone Finance, Ser 2006-1, Cl B
1.199%, 04/19/21 (A)(C)		100	147
Fosse Master Issuer, Ser 2011-1X, Cl A3
2.081%, 10/18/54 (A)		300	483
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
1.701%, 11/20/56 (A)(C)	EUR	350	504
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
1.531%, 11/20/56 (A)	EUR	1,565	2,248
Granite Master Issuer, Ser 2005-1, Cl A5
1.469%, 12/20/54 (A)(C)	EUR	254	348
Granite Master Issuer, Ser 2006-2, Cl A5
1.389%, 12/20/54 (A)(C)	EUR	490	673
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.068%, 01/25/35 (A)		326	328
Holmes Master Issuer, Ser 2011-1X, Cl A4
2.777%, 10/15/54 (A)(C)		400	582
Immeo Residential Finance, Ser 2, Cl A
1.631%, 12/15/16 (A)		342	471
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47		880	941

SEI Institutional International Trust / Quarterly Report / June 30, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.158%, 12/25/34 (A)	316	$314
London and Regional Debt Securitisation, Ser 1, Cl A
1.029%, 10/15/14 (A)(C)	150	226
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (A)	420	455
Permanent Master Issuer, Ser 2011-1X, Cl 1A2
2.200%, 07/15/42	250	403
Silverstone, Ser 2009-1, Cl A2
2.269%, 01/21/55 (A)	300	484
Storm, Ser 2006-1, Cl A2
1.459%, 04/22/48 (A)	1,145	1,637
Talisman Finance, Ser 7, Cl H
3.577%, 04/22/17 (A)	485	70

Total Mortgage-Backed Securities (Cost $18,365) ($ Thousands)		18,305

CORPORATE OBLIGATIONS — 3.1%

United States — 3.1%
AES
7.750%, 03/01/14	110	119
American Tower
5.050%, 09/01/20	315	310
Anadarko Petroleum
6.375%, 09/15/17	330	378
Bank of America
5.875%, 01/05/21	130	136
CBS
4.300%, 02/15/21	400	390
CCO Holdings
8.125%, 04/30/20(B)	90	97
CIGNA
5.125%, 06/15/20	154	163
Citigroup
4.750%, 05/19/15	240	254
CMS Energy
8.750%, 06/15/19	225	275
CNA Financial
7.250%, 11/15/23	110	122
6.500%, 08/15/16	40	45
DIRECTV Holdings
6.000%, 08/15/40	150	152
4.600%, 02/15/21	300	301
Duke Realty
6.750%, 03/15/20(D)	140	157
EH Holding
6.500%, 06/15/19(B)	150	153
Embarq
7.082%, 06/01/16	333	370
Enterprise Products Operating
5.950%, 02/01/41	225	223
Equities
8.125%, 06/01/19	285	349
Ford Motor Credit
5.750%, 02/01/21	200	200

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Fresenius Medical Care
5.750%, 02/15/21(B)	150	$147
Goldman Sachs Group MTN
6.000%, 06/15/20	45	48
Hess
8.125%, 02/15/19	141	178
Humana
7.200%, 06/15/18	280	325
6.450%, 06/01/16	40	46
6.300%, 08/01/18	50	56
Huntington Ingalls Industries
7.125%, 03/15/21(B)	54	56
6.875%, 03/15/18(B)	54	55
Jefferies Group
6.875%, 04/15/21	154	165
5.125%, 04/13/18	203	203
Kinder Morgan Energy Partners
6.550%, 09/15/40	255	267
Lincoln National
8.750%, 07/01/19	128	162
Lorillard Tobacco
6.875%, 05/01/20	375	407
Lyondell Chemical
8.000%, 11/01/17(B)	121	135
McGraw-Hill
5.900%, 11/15/17	325	363
Mirant Americas Generation
8.500%, 10/01/21	399	409
Mohawk Industries
6.625%, 01/15/16	375	408
Morgan Stanley
5.750%, 01/25/21	130	132
3.450%, 11/02/15	225	223
Motorola
7.500%, 05/15/25	85	99
Nalco
6.625%, 01/15/19(B)	150	154
NBC Universal
5.150%, 04/30/20(B)	200	211
News America
4.500%, 02/15/21(B)	330	326
Nisource Finance
6.800%, 01/15/19	235	273
Nissan Motor
3.250%, 01/30/13(B)	430	439
NRG Energy
7.875%, 05/15/21(B)	248	247
Principal Financial Group
7.875%, 05/15/14	290	335
Prudential Financial MTN
6.100%, 06/15/17	125	140
RR Donnelley & Sons
7.250%, 05/15/18	65	65
Ryder System MTN
7.200%, 09/01/15	108	126
SLM MTN
5.050%, 11/14/14	600	600
Time Warner
4.875%, 03/15/20	725	751
Time Warner Cable
7.500%, 04/01/14	385	444

9	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Union Electric
6.700%, 02/01/19	45	$53
United States Steel
6.050%, 06/01/17	300	298
Valero Energy
9.375%, 03/15/19	345	441
Viacom
6.125%, 10/05/17	325	373
5.625%, 09/15/19	325	361
Wachovia Capital Trust III
5.570%, 12/31/49(A)	385	352
WellPoint
4.350%, 08/15/20	145	146
Whirlpool MTN
8.600%, 05/01/14	298	347

Total Corporate Obligations (Cost $13,757) ($ Thousands)		14,560

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
4.375%, 11/15/39 to 05/15/40	75	75
3.875%, 08/15/40	5	4
3.500%, 02/15/39	75	64
U.S. Treasury Notes
4.750%, 01/31/12	25	26
4.500%, 11/15/15	1,100	1,242
3.500%, 05/15/20	935	976
2.000%, 11/30/13	4,300	4,444

Total U.S. Treasury Obligations (Cost $6,665) ($ Thousands)		6,831

ASSET-BACKED SECURITIES — 0.9%

Automotive — 0.3%
Auto Compartiment, Ser 2006-1, Cl B
1.599%, 07/25/17 (A)(C)	500	707
Auto Compartiment, Ser 2007-1, Cl A
1.544%, 02/25/19 (A)	393	566
FTA Santander Auto, Ser 2005-1, Cl A
1.493%, 11/25/21 (A)	18	26
Santander Consumer Finance, Ser 2007-1, Cl A
1.644%, 09/20/22 (C)	113	160

		1,459

Mortgage Related Securities — 0.1%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.236%, 08/25/37 (A)	351	341

Other Asset-Backed Securities — 0.5%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
1.706%, 03/25/17 (A)(C)	917	1,310

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Lambda Finance, Ser 2005-1X, Cl A2
1.660%, 11/15/29 (A)(C)	162	$233
Skyline, Ser 2007-1, Cl D
2.159%, 07/22/43 (A)(C)	200	261
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.374%, 10/25/16	638	645

		2,449

Total Asset-Backed Securities (Cost $4,035) ($ Thousands)		4,249

MUNICIPAL BONDS — 0.1%
State of Illinois, GO
5.877%, 03/01/19	140	144
5.665%, 03/01/18	160	166

Total Municipal Bonds (Cost $300) ($ Thousands)		310

Total Investments — 98.0% (Cost $442,617) ($ Thousands)‡		$467,284

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	2	Sep-2011	$—
Canadian 10-Year Bond	16	Sep-2011	(9)
Euro-Bobl	73	Sep-2011	(78)
Euro-Bund	1	Sep-2011	(1)
Euro-Buxl 30 Year Bond	9	Sep-2011	(34)
Euro-Schatz	44	Sep-2011	(20)
Japanese 10-Year Bond	4	Sep-2011	18
Long Gilt 10-Year Bond	6	Sep-2011	(17)
U.S. 10-Year Treasury Note	(82)	Sep-2011	(46)
U.S. 2-Year Treasury Note	(46)	Oct-2011	(26)
U.S. 5-Year Treasury Note	(52)	Oct-2011	(43)
U.S. 5-Year Treasury Note	(120)	Sep-2011	62
U.S. Long Treasury Bond	(37)	Sep-2011	40
U.S. Ultra Long Treasury Bond	(8)	Oct-2011	8

			$(146)

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional International Trust / Quarterly Report / June 30, 2011	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/1/11	KRW	3,522,189	USD	3,246	$(54)
7/1/11-9/9/11	USD	6,473	KRW	7,044,377	121
7/1/11-9/21/11	USD	56,414	GBP	35,000	(258)
7/5/11	USD	761	BRL	1,201	8
7/5/11-8/2/11	BRL	2,402	USD	1,509	(23)
7/5/11-9/21/11	CAD	30,237	USD	30,940	(366)
7/5/11-9/21/11	EUR	248,102	USD	357,375	(2,035)
7/5/11-9/21/11	GBP	64,108	USD	104,770	1,916
7/5/11-9/21/11	JPY	11,975,927	USD	148,052	(300)
7/5/11-9/21/11	MXP	58,611	USD	4,952	(27)
7/5/11-9/21/11	SEK	241,228	USD	37,097	(996)
7/5/11-9/21/11	USD	13,673	CAD	13,359	155
7/5/11-9/21/11	USD	136,489	EUR	94,509	487
7/5/11-9/21/11	USD	56,342	JPY	4,549,537	7
7/5/11-9/21/11	USD	1,213	MXP	14,244	(1)
7/5/11-9/21/11	USD	34,464	SEK	217,025	(192)
7/25/11	COP	782,882	USD	440	(2)
8/11/11-9/21/11	NZD	2,754	USD	2,237	(31)
8/18/11-9/21/11	DKK	11,612	USD	2,263	10
8/18/11-9/21/11	USD	20,203	NOK	111,300	462
8/19/11	USD	768	IDR	6,584,392	(6)
8/19/11-9/21/11	ZAR	24,222	USD	3,544	(5)
9/6/11-9/21/11	CHF	6,614	USD	7,759	(102)
9/6/11-9/21/11	NOK	104,267	USD	18,634	(723)
9/6/11-9/21/11	USD	6,341	CHF	5,390	65
9/21/11	AUD	3,472	USD	3,635	(44)
9/21/11	CZK	5,583	USD	336	3
9/21/11	HUF	33,100	USD	181	2
9/21/11	MYR	1,001	USD	330	—
9/21/11	SGD	3,670	USD	2,988	(3)
9/21/11	USD	99	AUD	95	2
9/21/11	USD	291	NZD	360	4
9/21/11	USD	619	SGD	760	—
1/13/12	USD	1,946	CNY	12,617	19

					$(1,907)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(661)	$656	$(5)
Barclays PLC	(105,486)	105,402	(84)
BNP Paribas	(67,801)	67,791	(10)
Brown Brothers Harriman	(8,801)	8,726	(75)
Citigroup	(17,349)	17,577	228
Credit Suisse First Boston	(115,020)	114,470	(550)
Deutsche Bank	(331,927)	331,009	(918)
Goldman Sachs	(69,178)	68,305	(873)
HSBC	(16,607)	16,432	(175)
JPMorgan Chase Bank	(93,364)	93,469	105
Morgan Stanley	(100,960)	101,223	263
National Australia Bank	(32,660)	32,473	(187)
Northern Trust Brokerage	(789)	794	5
RBC	(7,877)	7,794	(83)
Royal Bank of Canada	(309)	312	3
Royal Bank of Scotland	(45,248)	45,661	413
Societe Generale	(47,100)	47,156	56
State Street	(1,022)	1,028	6
UBS	(7,005)	6,979	(26)

			$(1,907)

A summary of outstanding interest rate swap agreements held by the Fund at June 30, 2011, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20	EUR	2,650,000	$(190)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(177)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(176)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	425
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	768
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	387
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(104)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	146
UBS Warburg	1.77%	Eurostat Eurozone HICP All Items Ex Tobacco	06/21/13	EUR	2,400,000	8

						$1,087

Percentages are based on a Net Assets of $477,049($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2011 was $6,495 ($ Thousands) and represented 1.4% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Security is when-issued.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $442,617 ($ Thousands), and the unrealized appreciation and depreciation were $28,095($ Thousands) and ($3,428)($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

GO — General Obligation

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean Won

11	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2011

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$423,024	$5	$423,029
Mortgage-Backed Securities	—	18,305	—	18,305
Corporate Obligations	—	14,560	—	14,560
U.S. Treasury Obligations	—	6,831	—	6,831
Asset-Backed Securities	—	4,249	—	4,249
Municipal Bonds	—	310	—	310

Total Investments in Securities	$—	$467,279	$5	$467,284

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(146)	$—	$—	$(146)
Forwards Contracts *	(1,907)	—	—	(1,907)
Interest Rate Swaps	—	1,087	—	1,087

Total Other Financial Instruments	$(2,053)	$1,087	$—	$(966)

*	Future contracts and forwards contracts are valued at the net unrealized appreciation/(depreciation).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Global Bonds
Beginning balance as of October 1, 2010	$5
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the period ended June 30, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Holdings / June 30, 2011	12

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 91.8%

Argentina — 4.7%
Capex
10.000%, 03/10/18(A)(B)		488	$479
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22(A)		736	741
IRSA
11.500%, 07/20/20(A)		351	395
Province of Buenos Aires
9.625%, 04/18/28(C)		595	497
9.625%, 04/18/28(A)(C)		1,605	1,340
9.375%, 09/14/18(C)		470	416
Province of Medoza
5.500%, 09/04/18(C)		320	282
Province of Neuquen
8.656%, 10/18/14(A)(C)		130	136
Republic of Argentina
8.750%, 06/02/17		1,000	1,027
8.292%, 12/15/35(D)	EUR	22,792	4,709
8.280%, 12/31/33		4,436	3,915
8.280%, 12/31/33		3,023	2,540
7.820%, 12/31/33	EUR	5,281	5,532
7.820%, 12/31/33(D)	EUR	4,219	4,352
7.000%, 10/03/15		3,950	3,909
7.000%, 10/03/15		500	495
7.000%, 04/17/17		2,991	2,663
5.830%, 12/31/33(D)	ARS	10,688	4,052
3.117%, 12/15/35(D)		4,360	767
2.500%, 03/31/19(E)		3,940	1,714
1.269%, 12/15/35(D)		1,091	182
0.467%, 08/03/12(D)		9,155	2,245
Tarjeta Naranja
9.000%, 01/28/17(A)		406	423
Transportadora Gas Norte
7.500%, 12/31/12(C)(F)		130	68
7.500%, 12/31/12(A)(C)(F)		260	135
7.500%, 12/31/12(C)(F)		420	218
6.500%, 12/31/12(A)(C)(F)		30	16
6.500%, 12/31/12(C)(F)		81	42
6.500%, 12/31/12(C)(F)		72	38
WPE International
10.375%, 09/30/20(A)		950	1,007

			44,335

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18(A)		203	202

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20		400	$391
5.500%, 03/31/20(A)		1,153	1,127

			1,518

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		811	921
11.500%, 11/20/14(A)		1,600	1,818
Government of Barbados
7.000%, 08/04/22(A)		300	310

			3,049

Belarus — 0.1%
Republic of Belarus
8.950%, 01/26/18		1,050	921

Belize — 0.0%
Government of Belize
6.000%, 02/20/29(C)		157	100

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
5.647%, 12/11/17(C)(D)	EUR	2,013	1,074

Brazil — 7.8%
Banco Cruzeiro do Sul
8.875%, 09/22/20		384	374
8.875%, 09/22/20(A)(B)		1,144	1,118
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19(A)		1,725	1,945
5.500%, 07/12/20(A)		400	423
Banco Votorantim
7.375%, 01/21/20(A)		720	763
BM&F Bovespa
5.500%, 07/16/20(A)		163	169
BR Malls International Finance
8.500%, 12/31/49(A)		345	365
BR Properties SA
9.000%, 12/31/49(A)		762	796
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/13	BRL	10,700	6,605
Brazil Notas Do Tesouro Nacional
10.000%, 01/01/17	BRL	2,200	1,272
10.000%, 01/01/21	BRL	16,554	9,215
6.000%, 05/15/15	BRL	6,700	8,585
6.000%, 08/15/20	BRL	1,600	2,025
CGM, CLN (Federal Republic of Brazil)
10.000%, 01/01/21	BRL	5,000	2,783

1	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Federal Republic of Brazil
12.500%, 01/05/16	BRL	1,780	$1,342
12.500%, 01/05/22	BRL	680	544
11.000%, 08/17/40		150	205
10.250%, 01/10/28	BRL	1,970	1,374
10.125%, 05/15/27		2,555	3,999
8.875%, 04/15/24		1,520	2,170
8.750%, 02/04/25		1,580	2,240
8.250%, 01/20/34		4,958	6,817
7.125%, 01/20/37		1,685	2,081
5.875%, 01/15/19		3,267	3,782
5.625%, 01/07/41		1,050	1,079
4.875%, 01/22/21		800	856
Fibria Overseas Finance
7.500%, 05/04/20(A)		1,358	1,479
General Shopping Finance
10.000%, 12/31/49(A)(B)		1,044	1,101
Hypermarcas
6.500%, 04/20/21(A)		913	912
JBS Finance II
8.250%, 01/29/18		1,300	1,326
8.250%, 01/29/18(A)		1,820	1,856
JPM, CLN (Federal Republic of Brazil)
10.000%, 12/12/11	BRL	2,530	1,408
Minerva Overseas II
10.875%, 11/15/19		310	341
10.875%, 11/15/19(A)		235	258
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21(A)		1,125	1,187
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18(A)		804	827
Voto-Votorantim
6.750%, 04/05/21(A)		306	324
6.625%, 09/25/19(A)		490	518

			74,464

Chile — 0.7%
Banco Estado
4.125%, 10/07/20(A)		700	670
Empresa Nacional del Petroleo
6.250%, 07/08/19		700	758
6.250%, 07/08/19(A)		100	108
5.250%, 08/10/20(A)		400	405
Inversiones Alsacia
8.000%, 08/18/18(A)		1,000	949
Nacional del Cobre de Chile
7.500%, 01/15/19		400	481
6.150%, 10/24/36		2,200	2,388
3.750%, 11/04/20(A)		800	760

			6,519

China — 1.2%
China Liansu Group Holdings
7.875%, 05/13/16(A)		848	822
China Oriental Group
8.000%, 08/18/15(A)		650	660
CNPC HK Overseas Capital
5.950%, 04/28/41(A)		750	742

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Evergrande Real Estate
13.000%, 01/27/15		155	$159
13.000%, 01/27/15(A)		809	829
Franshion Development
6.750%, 04/15/21(A)		750	722
Hidili Industry International Development
8.625%, 11/04/15		193	190
Kaisa Group Holdings Ltd.
13.500%, 04/28/15		539	534
Mega Advance Investments
5.000%, 05/12/21(A)		406	400
MIE Holdings
9.750%, 05/12/16(A)		800	788
Sinochem Overseas Capital
6.300%, 11/12/40		250	246
6.300%, 11/12/40(A)		616	610
4.500%, 11/12/20(A)		4,056	3,889
Texhong Textile Group
7.625%, 01/19/16(A)		255	249
West China Cement
7.500%, 01/25/16(A)(B)		200	192

			11,032

Colombia — 4.2%
BanColombia
5.950%, 06/03/21(A)		1,080	1,096
Bogota Distrio Capital
9.750%, 07/26/28(A)	COP	9,020,000	6,351
Citigroup, CLN (Republic of Colombia)
10.000%, 07/24/24	COP	1,229,000	818
Ecopetrol
7.625%, 07/23/19(A)		500	599
Gruposura Finance
5.700%, 05/18/21(A)		410	409
Republic of Colombia
11.750%, 02/25/20		1,645	2,545
10.375%, 01/28/33		400	632
8.125%, 05/21/24		2,050	2,705
7.375%, 01/27/17		3,125	3,834
7.375%, 03/18/19		4,470	5,572
7.375%, 09/18/37(B)		10,853	13,675
6.125%, 01/18/41		1,275	1,386

			39,622

Croatia — 1.2%
Government of Croatia
6.750%, 11/05/19		1,583	1,710
6.625%, 07/14/20(A)(B)		3,568	3,778
6.375%, 03/24/21(A)		4,488	4,667
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	1,306

			11,461

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16(A)	EUR	700	1,076

SEI Institutional International Trust / Quarterly Report / June 30, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16	936	$449
10.000%, 04/30/16	844	566
Republic of Dominican Republic
7.500%, 05/06/21(A)	750	780

		1,795

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	550	549

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/40	600	573
5.750%, 04/29/20	300	300
5.750%, 04/29/20(A)	800	804
Nile Finance
5.250%, 08/05/15	550	565

		2,242

El Salvador — 0.9%
Republic of El Salvador
8.250%, 04/10/32	250	279
7.650%, 06/15/35	4,586	4,747
7.625%, 02/01/41(A)	950	974
7.375%, 12/01/19	400	440
7.375%, 12/01/19(A)	930	1,023
Telemovil Finance
8.000%, 10/01/17(A)	900	948

		8,411

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	200	235

Georgia — 0.2%
Georgian Railway
9.875%, 07/22/15	650	722
Republic of Georgia
6.875%, 04/12/21(A)	750	767

		1,489

Germany — 0.2%
Deutsche Bank, CLN (Government of Germany) MTN
9.375%, 02/13/18(A)(C)	1,626	1,618

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17	1,416	1,604
8.500%, 10/04/17(A)	500	565

		2,169

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hong Kong — 0.3%
Bank of China Hong Kong
5.550%, 02/11/20(A)		1,700	$1,719
Hutchison Whampoa International
6.000%, 12/31/49(D)		399	409
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		400	391
PCCW-HKT Capital No. 4
4.250%, 02/24/16		431	435
Sino-Forest
6.250%, 10/21/17(A)(B)		720	330

			3,284

Hungary — 0.8%
Republic of Hungary
7.625%, 03/29/41		2,758	2,975
6.375%, 03/29/21		2,834	2,990
6.250%, 01/29/20		1,200	1,267
4.750%, 02/03/15		187	192

			7,424

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22(D)		163	160
Bank of India MTN
6.994%, 12/31/49(D)		177	170
ICICI Bank
5.750%, 11/16/20(A)		503	494
Reliance Holdings USA
6.250%, 10/19/40		300	277
Vedanta Resources
8.250%, 06/07/21(A)		796	802

			1,903

Indonesia — 5.1%
Bakrie Telecom
11.500%, 05/07/15		534	547
BLT Finance
7.500%, 05/15/14		197	142
BSP FINANCE
10.750%, 11/01/11		163	160
Deutsche Bank, CLN (Republic of Indonesia)
8.250%, 07/15/21	IDR	3,600,000	437
HSBC, CLN (Republic of Indonesia)
11.000%, 11/16/20(A)(D)	IDR	14,300,000	2,047
8.250%, 07/15/21	IDR	6,800,000	826
Indosat Palapa
7.375%, 07/29/20(A)		552	613
JPMorgan Chase, CLN (Republic of Indonesia) MTN
11.000%, 09/17/25	IDR	7,952,000	1,135
8.250%, 07/15/21	IDR	3,589,000	436

3	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Majapahit Holding
8.000%, 08/07/19		400	$473
8.000%, 08/07/19(A)		500	591
7.875%, 06/29/37(A)(C)		355	407
7.750%, 10/17/16		750	869
7.750%, 01/20/20		300	351
7.750%, 01/20/20(A)		350	410
7.250%, 10/17/11		750	760
Pertamina Persero
6.500%, 05/27/41(A)		380	376
5.250%, 05/23/21(A)		500	504
PT Adaro MTN
7.625%, 10/22/19(A)		305	339
Republic of Indonesia
12.800%, 06/17/21	IDR	6,389,000	1,010
11.625%, 03/04/19		5,353	7,889
11.625%, 03/04/19(A)		1,925	2,837
10.375%, 05/04/14		1,550	1,895
8.500%, 10/12/35		3,650	4,900
7.750%, 01/17/38		4,396	5,512
7.500%, 01/15/16		1,150	1,352
7.250%, 04/20/15		130	150
6.875%, 01/17/18		2,050	2,399
6.875%, 01/17/18(A)		1,400	1,638
6.750%, 03/10/14		950	1,058
6.750%, 03/10/14(A)		350	390
6.625%, 02/17/37		900	992
6.625%, 02/17/37		1,050	1,157
5.875%, 03/13/20(A)		1,374	1,525
4.875%, 05/05/21(A)		2,045	2,094
Star Energy
11.500%, 02/12/15(A)		400	452

			48,673

Iraq — 1.4%
Republic of Iraq
5.800%, 01/15/28		14,160	12,779

Ivory Coast — 0.6%
Government of Ivory Coast
2.500%, 12/31/32(F)		10,283	5,424

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/18		860	963
9.125%, 01/15/15(A)		592	605
8.875%, 01/15/15(A)		1,050	1,074

			2,642

Jordan — 0.2%
Kingdom of Jordan
3.875%, 11/12/15		1,850	1,760

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 4.5%
BTA Bank
113.760%, 07/01/20(A)(D)		2,492	$110
10.750%, 01/01/13(E)		1,695	1,339
10.750%, 01/01/13(A)(E)		1,202	949
CenterCredit International
8.625%, 01/30/14		2,400	2,414
Development Bank of Kazakhstan
5.500%, 12/20/15(A)		650	669
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/21(A)		1,200	1,215
HSBK Europe
7.250%, 05/03/17		960	970
Kazatoprom
6.250%, 05/20/15		500	538
Kazkommerts International
8.700%, 04/07/14(D)		1,300	1,190
8.500%, 04/16/13		1,150	1,149
8.000%, 11/03/15		1,900	1,856
7.875%, 04/07/14		500	501
7.500%, 11/29/16(C)		2,550	2,422
6.875%, 02/13/17	EUR	450	587
6.250%, 05/20/15(A)		1,123	1,207
Kazkommertsbank MTN
12.850%, 12/18/12		600	633
KazMunaiGaz Finance Sub
11.750%, 01/23/15		950	1,180
11.750%, 01/23/15(A)		2,673	3,322
9.125%, 07/02/18		1,329	1,638
9.125%, 07/02/18(A)		2,650	3,266
8.375%, 07/02/13		3,000	3,274
7.000%, 05/05/20		2,840	3,128
7.000%, 05/05/20(A)		1,626	1,791
KazMunayGas National
6.375%, 04/09/21		350	370
6.375%, 04/09/21(A)		3,326	3,521
Republic of Kazakhstan
6.375%, 10/06/20(A)	EUR	1,400	1,495
Tengizchevroil Finance
6.124%, 11/15/14		250	265
Zhaikmunai Finance
10.500%, 10/19/15(A)		1,599	1,695

			42,694

Latvia — 0.1%
Republic of Latvia
5.250%, 06/16/21(A)		490	484

Lebanon — 0.3%
Republic of Lebanon MTN
9.000%, 03/20/17		100	118
6.375%, 03/09/20		1,200	1,239
6.100%, 10/04/22		900	873
5.150%, 11/12/18		300	289

			2,519

SEI Institutional International Trust / Quarterly Report / June 30, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/20		1,850	$2,128
7.375%, 02/11/20(A)		1,100	1,273
6.750%, 01/15/15(A)		1,550	1,713
6.125%, 03/09/21		400	424
6.125%, 03/09/21(A)		737	783
5.125%, 09/14/17(A)		1,175	1,211

			7,532

Malaysia — 3.3%
Axiata SPV1 Labuan
5.375%, 04/28/20		250	257
Government of Malaysia
5.094%, 04/30/14	MYR	4,930	1,714
3.835%, 08/12/15	MYR	5,740	1,932
3.741%, 02/27/15	MYR	10,560	3,544
Petroliam Nasional
7.625%, 10/15/26		925	1,193
Petronas Capital
7.875%, 05/22/22		8,205	10,499
7.875%, 05/22/22(A)		250	319
5.250%, 08/12/19		1,200	1,293
5.250%, 08/12/19(A)		9,245	9,958
Wakala Global Sukuk
4.646%, 07/06/21(A)(G)		900	898

			31,607

Mexico — 9.1%
Alestra
11.750%, 08/11/14		508	585
Axtel
9.000%, 09/22/19		719	702
7.625%, 02/01/17(A)		109	104
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21(A)		1,000	1,020
BBVA Bancomer
6.008%, 05/17/22(D)		1,000	992
Cemex
9.250%, 05/12/20(A)		2,000	1,980
9.000%, 01/11/18(A)		185	188
5.246%, 09/30/15(A)(B)(D)		1,137	1,097
Cemex Espana
8.875%, 05/12/17	EUR	51	73
Cemex Finance
9.500%, 12/14/16		500	517
Comision Federal de Electricidad
4.875%, 05/26/21(A)		750	749
Desarrolladora Homex
7.500%, 09/28/15		225	230
GEO
9.250%, 06/30/20		500	535
9.250%, 06/30/20(A)		900	963
Grupo Bimbo
4.875%, 06/30/20(A)		152	152
Grupo Senda
10.500%, 10/03/15		3,665	3,812

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Hipotecaria Su Casita
8.500%, 10/04/16		65	$30
8.500%, 10/04/16(A)		189	87
Mexican Bonos, Ser M10
8.000%, 12/17/15	MXP	21,200	1,939
7.750%, 12/14/17	MXP	42,900	3,908
7.250%, 12/15/16	MXP	54,500	4,846
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXP	10,161	965
9.000%, 12/20/12	MXP	28,270	2,545
Mexican Bonos
9.000%, 06/20/13	MXP	7,200	657
8.500%, 12/13/18	MXP	44,600	4,208
8.500%, 05/31/29	MXP	40,140	3,672
8.500%, 11/18/38	MXP	19,390	1,724
8.000%, 06/11/20	MXP	37,000	3,377
7.500%, 06/21/12	MXP	7,600	665
6.500%, 06/10/21	MXP	30,000	2,459
NII Capital
10.000%, 08/15/16		3,259	3,780
7.625%, 04/01/21		750	784
Oceanografia
11.250%, 07/15/15		1,029	525
Pemex Finance
9.150%, 11/15/18		1,595	2,047
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,546	2,684
5.750%, 03/01/18		1,505	1,650
Petroleos Mexicanos
8.000%, 05/03/19		700	863
6.500%, 06/02/41(A)		442	448
6.000%, 03/05/20(A)		300	329
United Mexican States MTN
8.300%, 08/15/31		6,304	8,668
6.625%, 03/03/15		1,550	1,800
6.050%, 01/11/40		3,100	3,314
5.950%, 03/19/19		1,450	1,664
5.625%, 01/15/17		2,500	2,841
5.125%, 01/15/20		3,816	4,121
United Mexican States, Ser A MTN
8.000%, 09/24/22		2,267	3,094
6.750%, 09/27/34		2,148	2,497

			85,890

Morocco — 0.3%
Kingdom of Morocco
4.500%, 10/05/20	EUR	2,100	2,772

Nigeria — 0.3%
Afren
11.500%, 02/01/16(A)		1,150	1,265
Republic of Nigeria
6.750%, 01/28/21(A)		750	786
UBS
9.350%, 08/29/10(A)(C)(D)		750	522

			2,573

5	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13(C)	2,250	$112

Pakistan — 0.2%
Republic of Pakistan
7.125%, 03/31/16	910	790
6.875%, 06/01/17	100	81
6.875%, 06/01/17	1,640	1,329

		2,200

Panama — 1.8%
Republic of Panama
9.375%, 01/16/23	560	764
9.375%, 04/01/29	3,788	5,625
8.875%, 09/30/27	1,646	2,333
8.125%, 04/28/34	820	1,107
7.250%, 03/15/15	1,390	1,637
7.125%, 01/29/26	200	247
6.700%, 01/26/36	4,161	4,910
5.200%, 01/30/20	444	487

		17,110

Peru — 1.8%
Banco de Credito del Peru
5.375%, 09/16/20(A)	1,007	959
Continental Senior Trustees Cayman
5.500%, 11/18/20(A)	576	536
Inkia Energy
8.375%, 04/04/21(A)	460	472
Interoceanica IV Finance
3.919%, 11/30/25(A)(C)(H)	889	453
3.557%, 11/30/18(A)(C)(H)	382	306
Peru Enhanced Pass-Through Finance
3.502%, 05/31/18(A)(C)(H)	508	417
3.470%, 05/31/18(C)(H)	188	154
Republic of Peru
8.750%, 11/21/33	5,379	7,334
8.375%, 05/03/16	600	740
7.350%, 07/21/25	4,510	5,509
Southern Copper
6.750%, 04/16/40	136	132

		17,012

Philippines — 4.1%
National Power
9.625%, 05/15/28(C)	1,100	1,480
Power Sector
7.390%, 12/02/24	700	825
7.390%, 12/02/24(A)	800	944
7.250%, 05/27/19(A)	150	177

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Republic of Philippines
10.625%, 03/16/25		2,950	$4,521
9.500%, 02/02/30		3,482	5,053
8.875%, 03/17/15		75	93
8.375%, 06/17/19		1,500	1,929
7.750%, 01/14/31		3,224	4,054
7.500%, 09/25/24		8,174	10,013
6.375%, 10/23/34		4,168	4,554
5.500%, 03/30/26		2,260	2,319
4.950%, 01/15/21	PHP	27,000	622
4.000%, 01/15/21		2,456	2,410

			38,994

Poland — 1.9%
Polish Television Holding
11.000%, 11/15/14(A)(E)		600	905
Republic of Poland
6.375%, 07/15/19		10,552	12,056
5.125%, 04/21/21(B)		1,986	2,053
4.000%, 03/23/21		736	991
TVN Finance
10.750%, 11/15/17(A)	EUR	1,300	2,073
TVN Finance II
10.750%, 11/15/17		200	319

			18,397

Qatar — 1.4%
Qatari Diar Finance
5.000%, 07/21/20(A)		2,000	2,050
Qtel International Finance
7.875%, 06/10/19		2,674	3,209
6.500%, 06/10/14(A)		200	221
5.000%, 10/19/25(A)		1,139	1,051
4.750%, 02/16/21(A)		457	446
State of Qatar
9.750%, 06/15/30		425	634
6.400%, 01/20/40		500	552
6.400%, 01/20/40(A)		710	785
5.250%, 01/20/20(A)		3,786	4,036
4.000%, 01/20/15(A)		300	314

			13,298

Russia — 8.3%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17(A)		675	709
7.750%, 04/28/21(A)		750	756
Alfa Diversified Payment Rights Finance MTN
2.210%, 12/15/11(A)(D)		56	54
Alfa Invest MTN
9.250%, 06/24/13(A)(C)		750	811
Alfa Issuance MTN
8.000%, 03/18/15		417	446
Alliance Oil
9.875%, 03/11/15		211	231
Alrosa Finance
7.750%, 11/03/20(A)		403	438
BOM Capital
6.699%, 03/11/15		1,200	1,245

SEI Institutional International Trust / Quarterly Report / June 30, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Edel Capital for Sinek Capital
7.700%, 08/03/15	500	$540
Evraz Group
6.750%, 04/27/18(A)	696	696
Gaz Capital MTN
8.625%, 04/28/34	53	66
MTS International Funding
8.625%, 06/22/20(A)	1,296	1,479
Novatek Finance
6.604%, 02/03/21(A)	2,408	2,516
RSHB Capital
7.750%, 05/29/18	450	515
Russian Federation Registered
12.750%, 06/24/28	2,310	4,089
7.500%, 03/31/30	32,770	38,628
Russian Foreign Bond - Eurobond
5.000%, 04/29/20	100	103
5.000%, 04/29/20(A)	1,500	1,551
3.625%, 04/29/15	500	514
RZD Capital MTN
5.739%, 04/03/17	650	691
SCF Capital
5.375%, 10/27/17(A)	2,090	2,093
Severstal OAO Via Steel Capital
6.700%, 10/25/17(A)	665	677
Teorema
11.000%, 10/27/09(F)	3,400	340
TNK-BP Finance
6.250%, 02/02/15(A)	202	220
Vimpel Communications
9.125%, 04/30/18(A)(C)	600	677
9.125%, 04/30/18	850	959
8.250%, 05/23/16	570	626
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21(A)	3,636	3,745
VimpelCom Holdings
7.504%, 03/01/22(A)	1,300	1,301
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	100	106
6.902%, 07/09/20(A)	2,985	3,184
6.800%, 11/22/25(A)	1,000	1,016
5.450%, 11/22/17(A)	700	714
VTB Bank Via VTB Capital
6.551%, 10/13/20(A)	960	974
VTB Capital
6.875%, 05/29/18	3,300	3,534
6.609%, 10/31/12(A)	1,150	1,217
6.250%, 06/30/35	381	399

		77,860

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15(A)	1,500	1,538

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/21(A)		1,210	$1,245

Singapore — 0.2%
Sea Product
4.563%, 05/14/10(C)		2,395	1,940
STATS ChipPAC
5.375%, 03/31/16(A)		176	172
Yanlord Land Group
9.500%, 05/04/17		119	121

			2,233

South Africa — 3.9%
Edcon Proprietary
4.423%, 06/15/14(D)	EUR	2,500	3,171
Edcon Pty
9.500%, 03/01/18	EUR	100	137
9.500%, 03/01/18(A)		1,000	940
Eskom Holdings
5.750%, 01/26/21(A)		2,450	2,536
Gold Fields Orogen Holdings
4.875%, 10/07/20		924	875
Myriad International Holding
6.375%, 07/28/17		310	335
6.375%, 07/28/17(A)		1,817	1,962
Republic of South Africa
10.500%, 12/21/26	ZAR	30,840	5,285
8.500%, 06/23/17		860	1,068
6.875%, 05/27/19		3,397	4,051
6.750%, 03/31/21	ZAR	25,560	3,337
6.500%, 06/02/14		2,195	2,462
6.250%, 03/08/41		1,611	1,728
5.875%, 05/30/22		1,900	2,097
5.500%, 03/09/20		5,364	5,860
Transnet MTN
4.500%, 02/10/16(A)		560	578

			36,422

South Korea — 0.1%
Export-Import Bank of Korea
8.125%, 01/21/14		720	823
Republic of Korea
7.125%, 04/16/19		500	600

			1,423

Sri Lanka — 0.1%
Republic of Sri Lanka
7.400%, 01/22/15(A)		450	490
6.250%, 10/04/20(A)		900	900

			1,390

Supra-National — 0.2%
Andina de Fomento
8.125%, 06/04/19		485	592
European Bank for Reconstruction & Development
7.200%, 06/08/16	IDR	7,320,000	857

			1,449

7	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Thailand — 0.4%
True Move
10.750%, 12/16/13	600	$647
10.750%, 12/16/13(A)(C)	1,250	1,360
10.375%, 08/01/14	1,300	1,399

		3,406

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19(A)(C)	1,090	1,316
6.000%, 05/08/22(A)(C)	321	326
6.000%, 05/08/22(C)	1,884	1,917

		3,559

Tunisia — 0.1%
Banque Centrale de Tunisie
8.250%, 09/19/27	200	245
7.375%, 04/25/12	300	311

		556

Turkey — 3.2%
Globus Capital Finance
8.500%, 03/05/12	500	498
Republic of Turkey
11.875%, 01/15/30	850	1,445
9.500%, 01/15/14	500	586
8.000%, 02/14/34	1,700	2,108
7.500%, 07/14/17	1,000	1,175
7.500%, 11/07/19	3,630	4,303
7.375%, 02/05/25	3,070	3,627
7.250%, 03/15/15	850	970
7.250%, 03/05/38	2,790	3,195
7.000%, 09/26/16	938	1,076
7.000%, 03/11/19	650	748
7.000%, 06/05/20	570	656
6.875%, 03/17/36	2,420	2,662
6.750%, 04/03/18	2,900	3,295
6.750%, 05/30/40	2,533	2,729
6.000%, 01/14/41	352	343
5.625%, 03/30/21	450	470
Yuksel Insaat
9.500%, 11/10/15	146	139

		30,025

Ukraine — 3.5%
Biz Finance for Ukreximbank
8.375%, 04/27/15	4,771	4,974
Credit Suisse First Boston
International for CJSC The EXIM of Ukraine
8.000%, 11/06/15(C)	215	207
7.650%, 09/07/11(C)	500	507
6.800%, 10/04/12	750	765
DTEK Finance
9.500%, 04/28/15(A)	620	654
Ferrexpo Finance
7.875%, 04/07/16(A)	308	317

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17(A)		550	$575
Government of Ukraine
7.950%, 02/23/21(A)		250	261
7.750%, 09/23/20(A)		1,140	1,183
7.650%, 06/11/13		850	892
6.875%, 09/23/15		1,186	1,224
6.875%, 09/23/15(A)		2,914	3,009
6.750%, 11/14/17		1,900	1,917
6.580%, 11/21/16		1,500	1,511
6.580%, 11/21/16(A)		590	595
6.250%, 06/17/16(A)		600	599
JSC Commercial Bank
8.000%, 02/06/12		2,850	2,875
Metinvest MTN
8.750%, 02/14/18(A)		609	630
MHP
10.250%, 04/29/15		368	393
10.250%, 04/29/15(A)		1,528	1,633
Mriya Agro Holding
10.950%, 03/30/16(A)		627	623
NAK Naftogaz Ukraine
9.500%, 09/30/14		7,073	7,754
Springvale Holdings
9.181%, 09/07/09(C)(D)(F)		1,000	75

			33,173

United Arab Emirates — 2.8%
Dolphin Energy
5.888%, 06/15/19		486	524
5.888%, 06/15/19(A)		442	476
DP World MTN
6.850%, 07/02/37		790	754
Dubai DOF Sukuk MTN
6.396%, 11/03/14		800	838
Dubai Electricity & Water Authority
8.500%, 04/22/15		1,078	1,198
8.500%, 04/22/15(A)		1,200	1,334
7.375%, 10/21/20(A)		2,438	2,508
Dubai Holding Commercial Operations MTN
6.000%, 02/01/17	GBP	700	930
4.750%, 01/30/14	EUR	3,400	4,375
0.679%, 02/01/12(D)		150	142
Dubai Sukuk Centre
0.685%, 06/13/12(D)		2,846	2,661
Emirate of Abu Dhabi
7.750%, 10/05/20		1,350	1,437
6.750%, 04/08/19		1,000	1,183
6.750%, 04/08/19(A)		470	556
6.700%, 10/05/15		300	314
Jafz Sukuk
3.401%, 11/27/12(D)	AED	22,400	5,715
MDC-GMTN MTN
5.500%, 04/20/21(A)		1,350	1,353

			26,298

SEI Institutional International Trust / Quarterly Report / June 30, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Uruguay — 2.3%
Republic of Uruguay PIK
7.875%, 01/15/33		2,800	$3,534
Republic of Uruguay
9.250%, 05/17/17		3,015	3,980
8.000%, 11/18/22		7,707	9,973
7.625%, 03/21/36		2,695	3,396
6.875%, 09/28/25		401	487

			21,370

Venezuela — 4.4%
Government of Venezuela
13.625%, 08/15/18		2,100	2,090
13.625%, 08/15/18		144	143
12.750%, 08/23/22		300	269
10.750%, 09/19/13		400	398
9.375%, 01/13/34		830	591
9.250%, 09/15/27		1,320	995
9.250%, 05/07/28		1,580	1,106
9.000%, 05/07/23		3,868	2,746
8.500%, 10/08/14		3,919	3,576
8.250%, 10/13/24		3,014	2,020
7.750%, 10/13/19		1,100	786
7.650%, 04/21/25		1,450	943
7.000%, 12/01/18		230	164
7.000%, 03/31/38		100	57
6.000%, 12/09/20		880	548
5.750%, 02/26/16		663	514
Petroleos de Venezuela
8.500%, 11/02/17		1,180	873
5.500%, 04/12/37		1,750	866
5.375%, 04/12/27		4,105	2,073
5.250%, 04/12/17		4,497	2,822
5.000%, 10/28/15		4,201	2,899
4.900%, 10/28/14		19,418	15,000

			41,479

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		350	370
6.750%, 01/29/20		1,350	1,404

			1,774

Total Global Bonds (Cost $786,731) ($ Thousands)			866,164

LOAN PARTICIPATIONS — 2.7%

Angola — 0.2%
Republic of Angola
3.748%, 04/30/16	EUR	1,083	1,447

Argentina — 0.0%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12 (C)		440	440

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Brazil — 0.1%
Virgolino de Oliveira
5.273%, 11/03/15	500	$500

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (C)(H)	221	309

Indonesia — 0.4%
PT Bumi
11.190%, 08/07/13 (C)	1,743	1,815
7.435%, 03/02/12 (C)	1,749	1,740

		3,555

Mexico — 0.5%
Altos Hornos Promissory Note No. 5
0.000%, 04/29/99 (C)	2,500	800
Altos Hornos Promissory Note No. 6
0.000%, 04/29/99 (C)	2,500	800
Altos Hornos Promissory Note
(Counterparty: Deustche Bank)
0.000%, 12/31/49 (C)	4,500	1,440
Altos Hornos Tranche A
(Counterparty: Bank of America)
0.000%, 04/11/04 (C)	6,540	2,093

		5,133

Russia — 0.2%
Snegri
10.500%, 04/21/10 (C)	1,953	1,845

Singapore — 1.3%
Connect International PIK
0.000%, 08/31/11 (C)	9,161	8,325
Morton Bay
6.220%, 12/30/09 (C)	3,377	3,438

		11,763

Total Loan Participations (Cost $24,627) ($ Thousands)		24,992

CONVERTIBLE BONDS — 0.4%
Firstsource CV to 42,549.14 Shares
5.760%, 12/04/12 (H)	1,800	2,140
Sino-Forest CV to 47.2619 Shares
4.250%, 12/15/16 (A)	40	—
Suzlon Energy CV to 22.683 Shares
3.224%, 06/12/12 (H)	810	1,093
Suzlon Energy CV to 533.2762 Shares
2.529%, 07/25/14 (H)	450	396

Total Convertible Bonds (Cost $2,884) ($ Thousands)		3,629

9	SEI Institutional International Trust / Quarterly Report / June 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)
	Number Of Warrants
WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11 *	226	$—
Teorema Holding B,
Expires 10/27/11 *	452	—

Total Warrants (Cost $77) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 1.0%

United States — 1.0%
SEI Liquidity Fund, L.P.
0.140%** † (I)	10,082,988	9,808

Total Affiliated Partnership (Cost $10,083) ($ Thousands)		9,808

Total Investments — 95.9% (Cost $827,402) ($ Thousands)‡		$904,593

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(12)	Sep-2011	$50
U.S. 10-Year Treasury Note	15	Sep-2011	7
U.S. Ultra Long Treasury Bond	10	Oct-2011	(18)

			$39

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/5/11	USD	5,430	BRL	8,667	$116
7/5/11-8/2/11	BRL	44,184	USD	27,664	(521)
7/5/11-8/19/11	RUB	181,077	USD	6,388	(83)
7/5/11-9/20/11	USD	9,672	RUB	273,340	76
7/8/11	MXP	272,883	USD	22,940	(322)
7/8/11	USD	3,400	MXP	40,135	21
7/14/11	GBP	604	USD	978	8
7/14/11-7/21/11	EUR	24,896	USD	35,243	(837)
7/14/11-7/21/11	USD	226	EUR	156	—
7/18/11	COP	6,912,386	USD	3,885	(14)
7/18/11	USD	1,596	KRW	1,723,745	19
7/20/11	ZAR	30,254	USD	4,424	(30)
7/25/11	USD	3,700	INR	168,646	59
8/9/11-11/14/11	CNY	43,564	USD	6,736	(17)
8/9/11-5/16/12	USD	10,051	CNY	65,346	109
8/11/11	SGD	5,147	USD	4,138	(56)
8/11/11	USD	4,169	SGD	5,147	25
9/6/11	USD	5,657	MYR	17,218	21

					$(1,426)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(3,877)	$3,834	$(43)
Brown Brothers Harriman	(6,233)	6,243	10
Citigroup	(51,866)	51,826	(40)
Foresters Equity Services	(5,657)	5,677	20
HSBC	(61,573)	60,466	(1,107)
JPMorgan Chase Bank	(14,169)	13,861	(308)
Morgan Stanley	(2,730)	2,744	14
Standard Bank	(12,063)	12,091	28

			$(1,426)

A summary of outstanding swap agreements held by the fund at June 30, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Ko rea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	$178
Barclays Bank PLC	Republic of Ko rea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237,000	155

							$333

Percentages are based on a Net Assets of $943,230 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $9,316 ($ Thousands).
(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2011 was $44,434 ($ Thousands) and represented 4.7% of Net Assets.

(D)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2011.

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on June 30, 2011. The coupon on a step bond changes on a specified date.

(F)	Security in default on interest payments.

(G)	Security is when-issued.

(H)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $9,808 ($ Thousands).

SEI Institutional International Trust / Quarterly Report / June 30, 2011	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2011

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $827,402 ($ Thousands), and the unrealized appreciation and depreciation were $88,981($ Thousands) and ($11,790)($ Thousands), respectively.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

COP — Colombian Peso

CLN — Credit Linked Note

CNY — Chinese Yuan

CV — Convertible Security

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

IDR — Indonesian Rupiah

KRW — Korean Won

INR — Indian Rupee

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RUB — Russian Rouble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$866,164	$—	866,164
Convertible Bonds	—	3,629	—	3,629
Warrants	—	—	—	—
Loan Participations	—	4,495	20,497	24,992
Affiliated Partnership	—	9,808	—	9,808

Total Investments in Securities	$—	$884,096	$20,497	$904,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$39	$—	$—	$39
Forwards Contracts *	(1,426)	—	—	(1.426)
Total Return Swaps	—	333	—	333

Total Other Financial Instruments	$(1,387)	$333	$—	$(1,054)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instrument.

Loan Participations
Beginning balance as of October 1, 2010	$20,088
Accrued discounts/premiums	9
Realized gain/(loss)	2
Change in unrealized appreciation/(depreciation)	2,836
Net purchases/sales	(2,438)
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$20,497

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$2,689

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective (except as noted below), based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional International Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: August 29, 2011

By (Signature and Title)	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 29, 2011